1290 FUNDS

1290 AVANTIS® U.S. LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

January 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (13.9%)
Diversified Telecommunication Services (0.0%)†
GCI Liberty, Inc., Class A*	47	$1,761
GCI Liberty, Inc., Class C*	323	11,948
Iridium Communications, Inc.	201	4,004

		17,713

Entertainment (1.1%)
Live Nation Entertainment, Inc.*	1,717	249,738
Netflix, Inc.*	21,540	1,798,374
Take-Two Interactive Software, Inc.*	492	108,388

		2,156,500

Interactive Media & Services (12.8%)
Alphabet, Inc., Class A	26,071	8,811,998
Alphabet, Inc., Class C	20,964	7,096,943
Meta Platforms, Inc., Class A	14,106	10,106,949
Pinterest, Inc., Class A*	1,804	39,922

		26,055,812

Media (0.0%)†
Trade Desk, Inc. (The), Class A*	1,862	56,475

Total Communication Services		28,286,500

Consumer Discretionary (14.4%)
Automobiles (1.2%)
Tesla, Inc.*	5,635	2,425,360

Broadline Retail (5.7%)
Amazon.com, Inc.*	46,184	11,051,831
Coupang, Inc., Class A*	25,360	511,258
Etsy, Inc.*	328	17,371

		11,580,460

Diversified Consumer Services (0.0%)†
Grand Canyon Education, Inc.*	243	42,243
H&R Block, Inc.	39	1,539

		43,782

Hotels, Restaurants & Leisure (3.0%)
Airbnb, Inc., Class A*	2,546	329,376
Booking Holdings, Inc.	69	345,127
Carnival Corp.*	5,098	153,042
Chipotle Mexican Grill, Inc.*	24,500	952,315
Choice Hotels International, Inc.	896	92,109
Darden Restaurants, Inc.	1,432	285,469
Domino’s Pizza, Inc.	159	65,242
Expedia Group, Inc.	1,171	310,128
Hilton Worldwide Holdings, Inc.	421	125,673
Las Vegas Sands Corp.	10,243	540,113
Marriott International, Inc., Class A	179	56,439
McDonald’s Corp.	334	105,210
Norwegian Cruise Line Holdings Ltd.*	14,801	325,030
Planet Fitness, Inc., Class A*	114	10,379
Royal Caribbean Cruises Ltd.	4,131	1,341,129
Starbucks Corp.	1,335	122,753
Texas Roadhouse, Inc., Class A	2,941	528,968
Travel + Leisure Co.	65	4,520
Viking Holdings Ltd.*	2,136	154,112
Wingstop, Inc.	143	37,957
Yum! Brands, Inc.	812	126,266

		6,011,357

Specialty Retail (3.8%)
AutoZone, Inc.*	42	155,580
Burlington Stores, Inc.*	2,756	815,390
Chewy, Inc., Class A*	408	11,877
Home Depot, Inc. (The)	5,114	1,915,653
Murphy USA, Inc.	770	325,333
O’Reilly Automotive, Inc.*	2,040	200,756
Ross Stores, Inc.	3,618	682,536
TJX Cos., Inc. (The)	11,061	1,657,048
Tractor Supply Co.	20,502	1,043,142
Ulta Beauty, Inc.*	932	603,340
Williams-Sonoma, Inc.	1,877	384,128

		7,794,783

Textiles, Apparel & Luxury Goods (0.7%)
Deckers Outdoor Corp.*	5,694	679,522
Lululemon Athletica, Inc.*	2,871	500,989
Ralph Lauren Corp.	60	21,205
Tapestry, Inc.	2,525	320,448

		1,522,164

Total Consumer Discretionary		29,377,906

Consumer Staples (3.2%)
Beverages (0.8%)
Coca-Cola Co. (The)	6,873	514,169
Coca-Cola Consolidated, Inc.	269	40,904
Monster Beverage Corp.*	6,748	544,969
PepsiCo, Inc.	3,183	489,004

		1,589,046

Consumer Staples Distribution & Retail (2.0%)
BJ’s Wholesale Club Holdings, Inc.*	397	36,699
Casey’s General Stores, Inc.	169	102,499
Costco Wholesale Corp.	3,605	3,389,601
Sprouts Farmers Market, Inc.*	1,996	141,536
Sysco Corp.	4,415	370,198
Walmart, Inc.	145	17,275

		4,057,808

Food Products (0.1%)
Hershey Co. (The)	1,346	262,133

Household Products (0.3%)
Colgate-Palmolive Co.	2,284	206,222
Kimberly-Clark Corp.	4,029	402,860

		609,082

Total Consumer Staples		6,518,069

Energy (1.5%)
Oil, Gas & Consumable Fuels (1.5%)
Cheniere Energy, Inc.	4,268	902,767
HF Sinclair Corp.	222	11,542
Phillips 66	308	44,216
Targa Resources Corp.	8,116	1,631,154
Texas Pacific Land Corp.	1,407	490,143

Total Energy		3,079,822

Financials (6.4%)
Banks (0.1%)
Citigroup, Inc.	321	37,143
Pinnacle Financial Partners, Inc.	41	3,899
Popular, Inc.	148	19,762
Western Alliance Bancorp	443	39,493

		100,297

Capital Markets (1.9%)
Ameriprise Financial, Inc.	2,751	1,450,300
Blackstone, Inc.	2,528	360,038
Charles Schwab Corp. (The)	930	96,646
FactSet Research Systems, Inc.	117	29,760
Goldman Sachs Group, Inc. (The)	369	345,166
KKR & Co., Inc.	1,243	142,025
Lazard, Inc.	288	15,471
LPL Financial Holdings, Inc.	2,046	745,767
Moody’s Corp.	1,116	575,365
MSCI, Inc.	125	76,152
Robinhood Markets, Inc., Class A*	718	71,427

		3,908,117

See Notes to Portfolio of Investments.

1

1290 FUNDS

1290 AVANTIS® U.S. LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Finance (0.5%)
Ally Financial, Inc.	1,338	$56,571
American Express Co.	2,700	950,859
Credit Acceptance Corp.*	15	7,473
SLM Corp.	719	19,521
SoFi Technologies, Inc.*	1,606	36,633

		1,071,057

Financial Services (3.6%)
Apollo Global Management, Inc.	5,138	691,266
Block, Inc., Class A*	1,625	98,199
Mastercard, Inc., Class A	5,400	2,909,466
Visa, Inc., Class A	11,179	3,597,738

		7,296,669

Insurance (0.3%)
Kinsale Capital Group, Inc.	464	183,688
Markel Group, Inc.*	59	120,398
Progressive Corp. (The)	1,456	302,848

		606,934

Total Financials		12,983,074

Health Care (5.9%)
Biotechnology (2.0%)
AbbVie, Inc.	6,126	1,366,159
Amgen, Inc.	2,003	684,786
Exelixis, Inc.*	9,528	394,078
Gilead Sciences, Inc.	4,934	700,381
Vertex Pharmaceuticals, Inc.*	2,111	991,959

		4,137,363

Health Care Equipment & Supplies (1.5%)
Dexcom, Inc.*	7,849	573,291
IDEXX Laboratories, Inc.*	1,724	1,155,873
Insulet Corp.*	180	46,046
Intuitive Surgical, Inc.*	1,436	724,060
Masimo Corp.*	1,422	195,283
ResMed, Inc.	974	251,594

		2,946,147

Health Care Providers & Services (0.5%)
Cardinal Health, Inc.	425	91,324
Cencora, Inc.	1,908	685,392
DaVita, Inc.*	19	2,077
HCA Healthcare, Inc.	104	50,780
McKesson Corp.	281	233,570

		1,063,143

Health Care Technology (0.1%)
Veeva Systems, Inc., Class A*	1,241	253,065

Life Sciences Tools & Services (0.2%)
Medpace Holdings, Inc.*	221	128,728
Waters Corp.*	645	239,115

		367,843

Pharmaceuticals (1.6%)
Bristol-Myers Squibb Co.	542	29,837
Eli Lilly & Co.	2,517	2,610,506
Zoetis, Inc.	4,235	528,613

		3,168,956

Total Health Care		11,936,517

Industrials (7.0%)
Aerospace & Defense (0.9%)
Boeing Co. (The)*	203	47,445
BWX Technologies, Inc.	540	110,932
Carpenter Technology Corp.	98	31,147
GE Aerospace	2,882	884,169
Lockheed Martin Corp.	1,027	651,344
TransDigm Group, Inc.	24	34,261

		1,759,298

Building Products (0.4%)
Armstrong World Industries, Inc.	333	61,185
Carlisle Cos., Inc.	45	15,340
Lennox International, Inc.	952	471,316
Simpson Manufacturing Co., Inc.	74	13,082
Trane Technologies plc	627	263,704

		824,627

Commercial Services & Supplies (0.7%)
Cintas Corp.	2,048	391,967
Copart, Inc.*	7,396	300,130
Rollins, Inc.	2,737	173,361
Waste Management, Inc.	2,566	570,268

		1,435,726

Construction & Engineering (0.7%)
Comfort Systems USA, Inc.	955	1,090,706
EMCOR Group, Inc.	528	380,545

		1,471,251

Electrical Equipment (1.0%)
GE Vernova, Inc.	1,644	1,194,152
Vertiv Holdings Co., Class A	4,605	857,359

		2,051,511

Ground Transportation (0.9%)
Avis Budget Group, Inc.(x)*	19	2,185
Lyft, Inc., Class A*	2,004	33,808
Old Dominion Freight Line, Inc.	1,640	284,048
Uber Technologies, Inc.*	10,945	876,147
U-Haul Holding Co. (Nasdaq Stock Exchange)*	89	5,033
U-Haul Holding Co. (New York Stock Exchange)	1,153	59,160
Union Pacific Corp.	2,396	563,300

		1,823,681

Machinery (0.8%)
Caterpillar, Inc.	1,669	1,097,134
Illinois Tool Works, Inc.	1,690	441,529

		1,538,663

Passenger Airlines (0.0%)†
Alaska Air Group, Inc.*	492	25,009
American Airlines Group, Inc.*	1,490	19,817
Southwest Airlines Co.	389	18,485

		63,311

Professional Services (0.5%)
Broadridge Financial Solutions, Inc.	174	34,297
Paychex, Inc.	2,979	307,224
Paycom Software, Inc.	1,606	216,408
Verisk Analytics, Inc.	2,160	469,714

		1,027,643

Trading Companies & Distributors (1.1%)
Fastenal Co.	21,791	944,858
W.W. Grainger, Inc.	1,101	1,189,014

		2,133,872

Total Industrials		14,129,583

Information Technology (46.8%)
Communications Equipment (1.0%)
Arista Networks, Inc.*	9,010	1,277,077
Motorola Solutions, Inc.	1,414	569,192
Ubiquiti, Inc.	163	89,881

		1,936,150

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	1,640	236,291
CDW Corp.	1,289	162,917
Jabil, Inc.	2,650	628,553

		1,027,761

See Notes to Portfolio of Investments.

2

1290 FUNDS

1290 AVANTIS® U.S. LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
IT Services (0.0%)†
Gartner, Inc.*	382	$80,071
Kyndryl Holdings, Inc.*	378	8,694
Twilio, Inc., Class A*	73	8,794

		97,559

Semiconductors & Semiconductor Equipment (21.6%)
Advanced Micro Devices, Inc.*	5,573	1,319,296
Applied Materials, Inc.	5,285	1,703,461
Broadcom, Inc.	24,495	8,115,194
KLA Corp.	2,184	3,118,621
Lam Research Corp.	22,345	5,216,664
Monolithic Power Systems, Inc.	201	225,954
NVIDIA Corp.	120,323	22,997,335
QUALCOMM, Inc.	5,470	829,197
Texas Instruments, Inc.	1,688	363,848

		43,889,570

Software (12.9%)
Adobe, Inc.*	1,888	553,656
AppLovin Corp., Class A*	2,746	1,299,160
Autodesk, Inc.*	1,424	360,087
Circle Internet Group, Inc., Class A*	45	2,877
Dropbox, Inc., Class A*	875	22,295
Fair Isaac Corp.*	128	187,286
Fortinet, Inc.*	9,246	751,330
Intuit, Inc.	1,601	798,771
Microsoft Corp.	42,394	18,241,714
Nutanix, Inc., Class A*	445	17,502
Oracle Corp.	8,390	1,380,826
Palantir Technologies, Inc., Class A*	11,588	1,698,685
Pegasystems, Inc.	1,058	46,224
RingCentral, Inc., Class A*	519	13,432
Rubrik, Inc., Class A*	34	1,902
Salesforce, Inc.	1,383	293,597
ServiceNow, Inc.*	4,965	580,955
Strategy, Inc.*	26	3,892

		26,254,191

Technology Hardware, Storage & Peripherals (10.8%)
Apple, Inc.	84,166	21,839,394
Dell Technologies, Inc., Class C	29	3,319
NetApp, Inc.	1,222	117,740
Super Micro Computer, Inc.*	2,632	76,617

		22,037,070

Total Information Technology		95,242,301

Materials (0.3%)
Chemicals (0.2%)
Sherwin-Williams Co. (The)	1,340	475,217

Construction Materials (0.1%)
Eagle Materials, Inc.	1,054	214,816

Total Materials		690,033

Real Estate (0.0%)†
Real Estate Management & Development (0.0%)†
Jones Lang LaSalle, Inc.*	209	74,803

Total Real Estate		74,803

Utilities (0.6%)
Electric Utilities (0.1%)
NRG Energy, Inc.	905	138,130

Independent Power and Renewable Electricity Producers (0.5%)
Vistra Corp.	6,741	1,067,438

Total Utilities		1,205,568

Total Common Stocks (100.0%) (Cost $149,010,955)		203,524,176

SHORT-TERM INVESTMENTS:
Investment Companies (0.0%)†
Invesco Government & Agency Portfolio, Institutional Shares 3.61% (7 day yield) (xx)	2,006	2,006

Total Short-Term Investments (0.0%)† (Cost $2,006)		2,006

Total Investments in Securities (100.0%) (Cost $149,012,961)		203,526,182
Other Assets Less Liabilities (0.0%)†		65,931

Net Assets (100%)		$203,592,113

*	Non-income producing.

†	Percent shown is less than 0.05%.

(x)	All or a portion of security is on loan at January 31, 2026.

(xx)	At January 31, 2026, the Fund had loaned securities with a total value of $1,955. This was collateralized by cash of $2,006 which was subsequently invested in investment companies.

See Notes to Portfolio of Investments.

3

1290 FUNDS

1290 AVANTIS® U.S. LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$28,286,500	$—	$—	$28,286,500
Consumer Discretionary	29,377,906	—	—	29,377,906
Consumer Staples	6,518,069	—	—	6,518,069
Energy	3,079,822	—	—	3,079,822
Financials	12,983,074	—	—	12,983,074
Health Care	11,936,517	—	—	11,936,517
Industrials	14,129,583	—	—	14,129,583
Information Technology	95,242,301	—	—	95,242,301
Materials	690,033	—	—	690,033
Real Estate	74,803	—	—	74,803
Utilities	1,205,568	—	—	1,205,568
Short-Term Investments
Investment Companies	2,006	—	—	2,006

Total Assets	$203,526,182	$—	$—	$203,526,182

Total Liabilities	$—	$—	$—	$—

Total	$203,526,182	$—	$—	$203,526,182

As of January 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$58,338,763
Aggregate gross unrealized depreciation	(3,828,025)

Net unrealized appreciation	$54,510,738

Federal income tax cost of investments in securities and derivative instruments, if applicable	$149,015,444

See Notes to Portfolio of Investments.

4

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS

January 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (12.0%)
Cloud Capital Holdco LP,
Series 2024-1A A2
5.781%, 11/22/49§	$4,830,000	$4,848,557
Consolidated Communications LLC,
Series 2025-1A B
6.506%, 5/20/55§	5,265,000	5,394,515
CPS Auto Receivables Trust,
Series 2022-C E
9.080%, 4/15/30§	2,400,000	2,524,289
Octagon 55 Ltd.,
Series 2021-1A D1R
6.418%, 3/20/38(l)§	2,985,000	3,010,155
OHA Credit Funding 2 Ltd.,
Series 2019-2A D1R2
6.370%, 1/21/38(l)§	4,650,000	4,654,724
Point Broadband Funding LLC,
Series 2025-1A A2
5.336%, 7/20/55§	4,650,000	4,689,220
Series 2025-1A B
5.727%, 7/20/55§	6,070,000	6,149,966
Stack Infrastructure Issuer LLC,
Series 2023-2A A2
5.900%, 7/25/48§	9,675,000	9,713,343
TRTX Issuer Ltd.,
Series 2025-FL6 C
6.071%, 9/18/42(l)§	6,760,000	6,759,340
Series 2025-FL7 A
5.125%, 6/18/43(l)§	4,830,000	4,833,016
Zayo Issuer LLC,
Series 2025-1A A2
5.648%, 3/20/55§	1,700,000	1,729,255
Series 2025-2A A2
5.953%, 6/20/55§	12,440,000	12,770,064
Series 2025-3A A2
5.570%, 10/20/55§	1,200,000	1,208,959

Total Asset-Backed Securities		68,285,403

Collateralized Mortgage Obligations (4.2%)
Connecticut Avenue Securities Trust,
Series 2022-R04 1B1
8.947%, 3/25/42(l)§	4,340,000	4,545,659
FHLMC STACR REMIC Trust,
Series 2022-DNA2 B1
8.447%, 2/25/42(l)§	2,430,000	2,519,058
Series 2022-DNA6 M2
9.447%, 9/25/42(l)§	6,300,000	6,774,237
Series 2022-HQA2 M1B
7.697%, 7/25/42(l)§	1,800,000	1,877,831
JP Morgan Mortgage Trust,
Series 2025-VIS1 A2
5.695%, 8/25/55(e)§	7,869,013	7,941,856

Total Collateralized Mortgage Obligations		23,658,641

Commercial Mortgage-Backed Securities (5.4%)
FHLMC MSCR Trust,
Series 2025-MN10 M2
6.547%, 2/25/45(l)§	3,290,000	3,324,567
Multifamily Connecticut Avenue Securities Trust,
Series 2019-01 M10
7.062%, 10/25/49(l)§	7,065,545	7,176,703
Series 2023-01 M10
10.197%, 11/25/53(l)§	10,480,000	11,987,224
Series 2024-01 M7
6.447%, 7/25/54(l)§	8,304,669	8,401,127

Total Commercial Mortgage-Backed Securities		30,889,621

Convertible Bond (0.3%)
Information Technology (0.3%)
Software (0.3%)
IREN Ltd.
(Zero Coupon), 7/1/31§	1,872,000	1,726,920

Total Information Technology		1,726,920

Total Convertible Bond		1,726,920

Corporate Bonds (4.4%)
Consumer Discretionary (0.0%)†
Broadline Retail (0.0%)†
SGUS LLC
11.000%, 12/15/29(h)§	1,719,100	51,573

Specialty Retail (0.0%)†
Saks Global Enterprises LLC
11.000%, 12/15/29(h)§	2,597,900	3,177

		3,177

Total Consumer Discretionary		54,750

Energy (0.3%)
Oil, Gas & Consumable Fuels (0.3%)
NFE Financing LLC
12.000%, 11/15/29§	4,906,200	1,741,701

Total Energy		1,741,701

Financials (3.5%)
Banks (0.5%)
Wells Fargo & Co.
Series BB
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.900%, 3/15/26(k)(y)	2,770,000	2,767,751

Capital Markets (2.3%)
Charles Schwab Corp. (The)
Series I
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.17%), 4.000%, 6/1/26(k)(y)	4,690,000	4,660,688

See Notes to Portfolio of Investments.

1

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
Golub Capital BDC, Inc.
2.500%, 8/24/26		$4,705,000	$4,652,491
UBS Group AG
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.10%), 3.875%, 6/2/26(k)(y)§		3,830,000	3,810,850

			13,124,029

Consumer Finance (0.2%)
American Express Co.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 3.550%, 9/15/26(k)(y)		865,000	856,350

Financial Services (0.5%)
Freedom Mortgage Corp.
6.625%, 1/15/27§		2,870,000	2,863,686

Total Financials			19,611,816

Real Estate (0.3%)
Diversified REITs (0.2%)
Trust Fibra Uno (REIT)
7.700%, 1/23/32§		1,145,000	1,250,798

Industrial REITs (0.1%)
Trust 2401 (REIT)
7.700%, 1/23/32§		575,000	631,264

Total Real Estate			1,882,062

Utilities (0.3%)
Independent Power and Renewable Electricity Producers (0.3%)
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple
7.250%, 1/31/41§		1,535,286	1,596,867

Total Utilities			1,596,867

Total Corporate Bonds			24,887,196

Foreign Government Securities (25.9%)
Argentine Republic
0.750%, 7/9/30(e)		3,398,400	2,878,444
4.125%, 7/9/35(e)		8,170,000	6,331,750
Commonwealth of Australia
4.250%, 10/21/36(m)	AUD	34,760,000	23,019,559
Mex Bonos Desarr Fix Rt
Series M
8.000%, 7/31/53	MXN	391,200,000	19,529,892
New Zealand Government Bond
0.500%, 5/15/26	NZD	19,050,000	11,408,411
Notas do Tesouro Nacional
10.000%, 1/1/33	BRL	71,010,000	11,584,232
10.000%, 1/1/35		213,590,000	33,932,459
Oriental Republic of Uruguay
8.000%, 10/29/35	UYU	240,381,000	6,480,263
Republic of Ecuador
8.750%, 1/29/34§		$3,390,000	3,422,510
Titulos de Tesoreria
13.250%, 2/9/33	COP	6,970,000,000	1,944,814
11.750%, 1/24/35		8,890,000,000	2,309,160
11.500%, 7/25/46	COP	90,300,000,000	22,524,133
12.000%, 3/13/58		8,890,000,000	2,310,772

Total Foreign Government Securities			147,676,399

Mortgage-Backed Securities (7.2%)
GNMA
6.000%, 4/20/54		$3,036,965	3,116,560
6.000%, 10/20/54		8,149,611	8,353,652
6.000%, 11/20/54		6,151,887	6,303,507
6.000%, 12/20/54		5,534,594	5,672,297
6.000%, 1/20/55		9,522,555	9,746,834
6.000%, 2/20/55		7,447,478	7,622,303

Total Mortgage-Backed Securities			40,815,153

U.S. Treasury Obligations (27.9%)
U.S. Treasury Bonds
4.750%, 5/15/55		61,450,000	60,252,585
U.S. Treasury Notes
(US Treasury 3 Month Bill Money Market Yield + 0.16%),
3.772%, 7/31/27(k)		18,540,000	18,560,567
(US Treasury 3 Month Bill Money Market Yield + 0.19%),
3.803%, 10/31/27(k)		23,870,000	23,911,610
4.250%, 8/15/35(x)		56,420,000	56,541,213

Total U.S. Treasury Obligations			159,265,975

Total Long-Term Debt Securities (87.3%) (Cost $496,155,991)			497,205,308

SHORT-TERM INVESTMENTS:
Foreign Government Treasury Bills (8.1%)
Arab Republic of Egypt
48.86%, 2/3/26(p)	EGP	841,200,000	17,852,870
24.53%, 4/21/26(m)(p)		934,300,000	18,892,748
23.99%, 10/20/26(p)		510,200,000	9,274,595

Total Foreign Government Treasury Bills			46,020,213

	Number of Shares
Investment Companies (1.4%)
JPMorgan Prime Money Market Fund, IM Shares
3.86% (7 day yield)		8,281,888	8,285,201

Total Short-Term Investments (9.5%) (Cost $53,514,054)			54,305,414

Total Investments in Securities (96.8%) (Cost $549,670,045)			551,510,722
Other Assets Less Liabilities (3.2%)			17,978,926

Net Assets (100%)			$569,489,648

See Notes to Portfolio of Investments.

2

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At January 31, 2026, the market value of these securities amounted to $139,933,011 or 24.6% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of January 31, 2026. Maturity date disclosed is the ultimate maturity date.

(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of January 31, 2026.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2026.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At January 31, 2026, the market value or fair value, as applicable, of these securities amounted to $41,912,307 or 7.4% of net assets.

(p)	Yield to maturity.

(x)

All or a portion of security is on loan at January 31, 2026, the Portfolio had loaned securities with a total value of $20,438,773. This was collateralized by $20,862,959 of various U.S. Government Treasury Securities, ranging from 0.125% – 4.500%, maturing 4/15/26 – 2/15/55.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of January 31, 2026.

Glossary:

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

COP — Colombian Peso

CZK — Czech Koruna

EGP — Egyptian Pound

EUR — European Currency Unit

FHLMC — Federal Home Loan Mortgage Corp.

GBP — British Pound

GNMA — Government National Mortgage Association

JPY — Japanese Yen

KRW — Korean (South) Won

MXN — Mexican Peso

NOK — Norwegian Krone

NZD — New Zealand Dollar

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

STACR — Structured Agency Credit Risk

USD — United States Dollar

UYU — Uruguayan Peso

ZAR — South African Rand

See Notes to Portfolio of Investments.

3

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

Futures contracts outstanding as of January 31, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	1,181	3/2026	AUD	89,765,319	(524,472)
Long Gilt	267	3/2026	GBP	33,191,997	(108,828)

					(633,300)

Short Contracts
Canada 10 Year Bond	(610)	3/2026	CAD	(54,242,133)	728,502
U.S. Treasury 10 Year Ultra
Note	(638)	3/2026	USD	(72,831,688)	396,014

					1,124,516

					491,216

Forward Foreign Currency Contracts outstanding as of January 31, 2026 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
MXN	455,400,000	USD	24,734,271	Citibank NA	2/13/2026	1,301,845
MXN	522,700,000	USD	28,563,303	Wells Fargo Bank NA	2/13/2026	1,320,487
NZD	97,050,000	USD	55,760,196	Goldman Sachs Bank USA	2/27/2026	2,722,585
USD	12,630,184	NZD	20,900,000	HSBC Bank plc	2/27/2026	35,746
AUD	24,780,000	USD	17,152,766	Citibank NA	3/13/2026	101,367
AUD	16,280,000	USD	11,098,157	HSBC Bank plc	3/13/2026	237,487
NOK	565,000,000	USD	56,251,133	Citibank NA	3/16/2026	2,405,442
USD	11,395,293	GBP	8,270,000	Wells Fargo Bank NA	4/17/2026	80,242
JPY	2,697,000,000	USD	17,122,153	Morgan Stanley	4/24/2026	426,404
KRW	24,800,000,000	USD	17,241,595	Citibank NA**	4/28/2026	41,475

Total unrealized appreciation						8,673,080

EUR	720,000	USD	860,862	Wells Fargo Bank NA	2/6/2026	(7,290)
USD	56,530,792	EUR	48,200,000	JPMorgan Chase Bank	2/6/2026	(611,093)
KRW	120,180,000,000	USD	84,319,091	Citibank NA**	2/10/2026	(802,760)
USD	50,381,015	KRW	73,840,000,000	Citibank NA**	2/10/2026	(932,396)
CZK	11,600,000	USD	571,818	HSBC Bank plc	2/12/2026	(6,840)
USD	28,226,750	CZK	590,800,000	Goldman Sachs Bank USA	2/12/2026	(548,150)
USD	35,477,219	MXN	660,600,000	Citibank NA	2/13/2026	(2,290,586)
USD	17,031,915	MXN	317,500,000	Goldman Sachs Bank USA	2/13/2026	(1,120,186)
USD	27,518,782	NZD	47,860,000	Barclays Bank plc	2/27/2026	(1,321,877)
USD	5,562,724	AUD	8,320,000	HSBC Bank plc	3/13/2026	(230,431)
USD	1,368,335	NOK	13,200,000	Wells Fargo Bank NA	3/16/2026	(2,048)
COP	14,880,000,000	USD	4,028,863	Barclays Bank plc**	3/19/2026	(38,523)
USD	23,515,642	COP	92,530,000,000	Barclays Bank plc**	3/19/2026	(1,297,943)
ZAR	182,100,000	USD	11,356,904	Goldman Sachs Bank USA	3/30/2026	(131,201)
USD	16,884,106	CHF	13,290,000	Morgan Stanley	4/16/2026	(443,995)
USD	49,059,014	CHF	38,630,000	UBS AG	4/16/2026	(1,308,522)
USD	28,194,479	CAD	38,830,000	Citibank NA	4/21/2026	(415,314)
JPY	1,727,000,000	USD	11,389,942	JPMorgan Chase Bank	4/24/2026	(152,880)
USD	17,212,001	JPY	2,697,000,000	JPMorgan Chase Bank	4/24/2026	(336,556)

Total unrealized depreciation						(11,998,591)

Net unrealized depreciation						(3,325,511)

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

4

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$68,285,403	$—	$68,285,403
Collateralized Mortgage Obligations	—	23,658,641	—	23,658,641
Commercial Mortgage-Backed Securities	—	30,889,621	—	30,889,621
Convertible Bonds
Information Technology	—	1,726,920	—	1,726,920
Corporate Bonds
Consumer Discretionary	—	54,750	—	54,750
Energy	—	1,741,701	—	1,741,701
Financials	—	19,611,816	—	19,611,816
Real Estate	—	1,882,062	—	1,882,062
Utilities	—	1,596,867	—	1,596,867
Foreign Government Securities	—	147,676,399	—	147,676,399
Forward Currency Contracts	—	8,673,080	—	8,673,080
Futures	1,124,516	—	—	1,124,516
Mortgage-Backed Securities	—	40,815,153	—	40,815,153
Short-Term Investments
Foreign Government Treasury Bills	—	46,020,213	—	46,020,213
Investment Companies	8,285,201	—	—	8,285,201
U.S. Treasury Obligations	—	159,265,975	—	159,265,975

Total Assets	$9,409,717	$551,898,601	$—	$561,308,318

Liabilities:
Forward Currency Contracts	$—	$(11,998,591)	$—	$(11,998,591)
Futures	(633,300)	—	—	(633,300)

Total Liabilities	$(633,300)	$(11,998,591)	$—	$(12,631,891)

Total	$8,776,417	$539,900,010	$—	$548,676,427

As of January 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,355,295
Aggregate gross unrealized depreciation	(23,625,659)

Net unrealized depreciation	$(3,270,364)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$551,946,791

See Notes to Portfolio of Investments.

5

1290 FUNDS

1290 ESSEX SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

January 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.6%)
Diversified Telecommunication Services (1.6%)
Globalstar, Inc.*	25,848	$1,592,754

Entertainment (0.5%)
CuriosityStream, Inc.	138,619	515,663

Interactive Media & Services (0.5%)
EverQuote, Inc., Class A*	23,862	541,667

Total Communication Services		2,650,084

Consumer Discretionary (5.5%)
Automobile Components (2.0%)
Gentherm, Inc.*	26,676	852,565
Patrick Industries, Inc.	9,211	1,162,152

		2,014,717

Automobiles (1.2%)
Winnebago Industries, Inc.	26,354	1,209,912

Diversified Consumer Services (2.3%)
Lincoln Educational Services Corp.*	87,567	2,334,536

Total Consumer Discretionary		5,559,165

Consumer Staples (1.2%)
Food Products (1.2%)
Mama’s Creations, Inc.*	76,190	1,150,469

Total Consumer Staples		1,150,469

Energy (4.1%)
Energy Equipment & Services (3.6%)
Expro Group Holdings NV*	35,236	564,128
Oceaneering International, Inc.*	37,236	1,120,804
TETRA Technologies, Inc.*	172,583	1,967,446

		3,652,378

Oil, Gas & Consumable Fuels (0.5%)
Matador Resources Co.	10,099	456,879

Total Energy		4,109,257

Financials (5.7%)
Banks (1.2%)
Amerant Bancorp, Inc., Class A	34,434	747,218
Riverview Bancorp, Inc.	87,068	450,141

		1,197,359

Capital Markets (1.5%)
BGC Group, Inc., Class A	78,965	719,371
Evercore, Inc., Class A	2,109	745,047

		1,464,418

Financial Services (0.6%)
Paymentus Holdings, Inc., Class A*	22,252	594,796

Insurance (2.4%)
Exzeo Group, Inc.*	44,437	902,960
HCI Group, Inc.	6,270	994,861
Octave Specialty Group, Inc.*	93,552	530,440

		2,428,261

Total Financials		5,684,834

Health Care (23.8%)
Biotechnology (6.9%)
Arcutis Biotherapeutics, Inc.*	33,817	857,938
Insmed, Inc.*	12,315	1,931,854
Kiniksa Pharmaceuticals International plc, Class A*	39,011	1,713,363
Mirum Pharmaceuticals, Inc.*	12,319	1,271,567
Travere Therapeutics, Inc.*	38,013	1,181,824

		6,956,546

Health Care Equipment & Supplies (8.2%)
Apyx Medical Corp.*	131,402	528,236
Beta Bionics, Inc.*	48,999	677,656
Bioventus, Inc., Class A*	135,106	1,071,391
Brainsway Ltd. (ADR)*	66,480	1,554,302
NeuroPace, Inc.*	48,612	735,500
Profound Medical Corp.*	70,618	529,635
SI-BONE, Inc.*	47,446	786,655
Sight Sciences, Inc.*	105,887	664,970
Stereotaxis, Inc.*	354,317	775,954
Varex Imaging Corp.*	62,527	871,626

		8,195,925

Health Care Providers & Services (0.5%)
InfuSystem Holdings, Inc.*	66,757	551,413

Health Care Technology (1.3%)
CareCloud, Inc.*	155,057	420,205
Phreesia, Inc.*	24,472	328,659
Sophia Genetics SA*	98,533	517,298

		1,266,162

Life Sciences Tools & Services (2.6%)
Adaptive Biotechnologies Corp.*	140,562	2,600,397

Pharmaceuticals (4.3%)
EyePoint, Inc.*	28,412	384,130
Journey Medical Corp.(x)*	78,411	655,516
Ligand Pharmaceuticals, Inc.*	6,493	1,247,305
Ocular Therapeutix, Inc.*	86,791	793,270
Xeris Biopharma Holdings, Inc.*	166,976	1,228,943

		4,309,164

Total Health Care		23,879,607

Industrials (30.9%)
Aerospace & Defense (5.9%)
Kratos Defense & Security Solutions, Inc.*	26,390	2,718,434
Leonardo DRS, Inc.	57,825	2,374,295
Park Aerospace Corp.	33,462	819,484

		5,912,213

Air Freight & Logistics (0.5%)
Freightos Ltd.*	223,404	473,617

Building Products (1.3%)
Builders FirstSource, Inc.*	3,219	368,253
Griffon Corp.	11,044	899,534

		1,267,787

Commercial Services & Supplies (1.3%)
Liquidity Services, Inc.*	24,138	772,416
Montrose Environmental Group, Inc.*	24,693	550,160

		1,322,576

Construction & Engineering (6.0%)
Argan, Inc.	5,452	1,892,444
Everus Construction Group, Inc.*	8,935	790,658
Orion Group Holdings, Inc.*	102,756	1,255,678
Southland Holdings, Inc.*	108,533	201,871
Sterling Infrastructure, Inc.*	5,327	1,906,587

		6,047,238

Electrical Equipment (3.6%)
American Superconductor Corp.*	28,577	855,024
Amprius Technologies, Inc.*	105,160	1,308,191
Dragonfly Energy Holdings Corp.(x)*	45,447	145,430
LSI Industries, Inc.	60,874	1,345,924

		3,654,569

See Notes to Portfolio of Investments.

1

1290 FUNDS

1290 ESSEX SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Machinery (6.9%)
CECO Environmental Corp.*	35,127	$2,368,614
Columbus McKinnon Corp.	47,006	990,886
FreightCar America, Inc.*	78,429	902,718
Gencor Industries, Inc.*	28,911	414,584
Graham Corp.*	32,020	2,238,838

		6,915,640

Professional Services (5.4%)
BlackSky Technology, Inc., Class A(x)*	30,354	669,913
IBEX Holdings Ltd.*	12,874	478,913
Legalzoom.com, Inc.*	64,039	569,307
Mistras Group, Inc.*	59,954	847,749
Upwork, Inc.*	32,351	647,990
Willdan Group, Inc.*	17,425	2,199,035

		5,412,907

Total Industrials		31,006,547

Information Technology (22.5%)
Communications Equipment (1.0%)
Extreme Networks, Inc.*	37,069	540,466
Lantronix, Inc.*	76,718	509,408

		1,049,874

Electronic Equipment, Instruments & Components (7.1%)
908 Devices, Inc.(x)*	108,653	685,600
Arlo Technologies, Inc.*	45,170	573,207
Daktronics, Inc.*	40,733	942,969
Frequency Electronics, Inc.*	20,754	1,091,245
Identiv, Inc.*	163,075	541,409
Mirion Technologies, Inc., Class A*	72,528	1,801,596
Novanta, Inc.*	4,605	619,557
Ouster, Inc.*	41,176	857,696

		7,113,279

IT Services (2.1%)
Castellum, Inc.(x)*	475,015	435,114
Crexendo, Inc.*	165,090	1,155,630
Information Services Group, Inc.	85,525	476,374

		2,067,118

Semiconductors & Semiconductor Equipment (6.6%)
Ambarella, Inc.*	11,544	739,278
Cohu, Inc.*	42,451	1,211,552
MaxLinear, Inc., Class A*	56,436	979,165
Semtech Corp.*	11,874	946,951
Tower Semiconductor Ltd.*	20,087	2,706,321

		6,583,267

Software (5.7%)
Allot Ltd.*	50,631	497,703
Arteris, Inc.*	64,872	973,729
AvePoint, Inc.*	65,148	757,671
Blend Labs, Inc., Class A*	168,586	401,235
CS Disco, Inc.*	120,361	752,256
Docebo, Inc.*	24,194	475,654
Intellicheck, Inc.*	119,971	681,435
Red Violet, Inc.*	13,594	618,255
Zeta Global Holdings Corp., Class A*	28,911	537,166

		5,695,104

Total Information Technology		22,508,642

Total Common Stocks (96.3%) (Cost $60,422,767)		96,548,605

EXCHANGE TRADED FUNDS (ETF):
Equity (0.5%)
iShares Russell 2000 Growth ETF(x)	1,456	489,696

Total Exchange Traded Funds (0.5%) (Cost $482,139)		489,696

SHORT-TERM INVESTMENTS:
Investment Companies (4.0%)
Invesco Government & Agency
Portfolio, Institutional Shares 3.61% (7 day yield) (xx)	1,266,567	1,266,567
JPMorgan Prime Money Market Fund, IM Shares 3.86% (7 day yield)	2,738,321	2,739,416

Total Investment Companies		4,005,983

Total Short-Term Investments (4.0%) (Cost $4,005,983)		4,005,983

Total Investments in Securities (100.8%) (Cost $64,910,889)		101,044,284
Other Assets Less Liabilities (-0.8%)		(806,222)

Net Assets (100%)		$100,238,062

*	Non-income producing.

(x)	All or a portion of security is on loan at January 31, 2026.

(xx)

At January 31, 2026, the Fund had loaned securities with a total value of $1,437,869. This was collateralized by $314,646 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 2/15/26 – 5/15/55 and by cash of $1,266,567 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

2

1290 FUNDS

1290 ESSEX SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$2,650,084	$—	$—	$2,650,084
Consumer Discretionary	5,559,165	—	—	5,559,165
Consumer Staples	1,150,469	—	—	1,150,469
Energy	4,109,257	—	—	4,109,257
Financials	5,684,834	—	—	5,684,834
Health Care	23,879,607	—	—	23,879,607
Industrials	31,006,547	—	—	31,006,547
Information Technology	22,508,642	—	—	22,508,642
Exchange Traded Funds	489,696	—	—	489,696
Short-Term Investments
Investment Companies	4,005,983	—	—	4,005,983

Total Assets	$101,044,284	$—	$—	$101,044,284

Total Liabilities	$—	$—	$—	$—

Total	$101,044,284	$—	$—	$101,044,284

As of January 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$39,937,849
Aggregate gross unrealized depreciation	(4,088,013)

Net unrealized appreciation	$35,849,836

Federal income tax cost of investments in securities and derivative instruments, if applicable	$65,194,448

See Notes to Portfolio of Investments.

3

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

January 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (19.0%)
Diversified Telecommunication Services (1.9%)
Anterix, Inc.*	6,000	$157,590
Liberty Global Ltd., Class A*	40,000	443,600
Telesat Corp.*	113,200	3,287,328

		3,888,518

Entertainment (6.4%)
Atlanta Braves Holdings, Inc., Class A(x)*	48,000	2,112,960
Atlanta Braves Holdings, Inc., Class C*	33,000	1,317,690
Lionsgate Studios Corp.*	72,000	679,680
Madison Square Garden Entertainment Corp., Class A*	19,000	1,175,530
Madison Square Garden Sports Corp.*	16,000	4,536,800
Manchester United plc, Class A*	20,000	354,000
Sphere Entertainment Co.*	30,000	2,865,300
Starz Entertainment Corp.	4,228	42,238
Vivendi SE	70,000	195,322

		13,279,520

Media (8.3%)
AMC Networks, Inc., Class A*	35,000	269,850
Clear Channel Outdoor Holdings, Inc.*	560,000	1,170,400
Corus Entertainment, Inc., Class B*	72,000	1,851
EchoStar Corp., Class A*	12,400	1,403,928
EW Scripps Co. (The), Class A*	70,000	234,500
Fox Corp., Class B	12,000	786,840
Grupo Televisa SAB (ADR)	850,000	2,779,500
JCDecaux SE	40,000	790,391
News Corp., Class B	20,000	622,000
Nexstar Media Group, Inc., Class A	10,200	2,166,276
Optimum Communications, Inc., Class A*	3,000	4,590
Paramount Skydance Corp., Class B	1,500	16,815
Sinclair, Inc.	204,000	2,960,040
Sirius XM Holdings, Inc.(x)	40,000	814,000
TEGNA, Inc.	75,000	1,437,000
Versant Media Group, Inc.*	50,000	1,629,000

		17,086,981

Wireless Telecommunication Services (2.4%)
Array Digital Infrastructure, Inc.	30,000	1,445,700
Gogo, Inc.*	12,900	59,211
Millicom International Cellular SA	35,000	2,136,050
Telephone and Data Systems, Inc.	30,000	1,353,900

		4,994,861

Total Communication Services		39,249,880

Consumer Discretionary (15.9%)
Automobile Components (3.6%)
Dana, Inc.	35,000	1,011,500
Garrett Motion, Inc.	20,000	360,800
Gentex Corp.	35,000	805,350
Gentherm, Inc.*	12,000	383,520
Goodyear Tire & Rubber Co. (The)*	185,000	1,740,850
Strattec Security Corp.*	40,400	3,196,448

		7,498,468

Automobiles (0.2%)
Winnebago Industries, Inc.	9,500	436,145

Distributors (0.3%)
LKQ Corp.	20,000	657,000

Diversified Consumer Services (1.5%)
Graham Holdings Co., Class B	800	933,304
Liberty Live Holdings, Inc., Class A*	1,000	80,440
Matthews International Corp., Class A	80,000	2,103,200

		3,116,944

Hotels, Restaurants & Leisure (3.4%)
Caesars Entertainment, Inc.*	118,000	2,442,600
Churchill Downs, Inc.	4,000	393,440
Golden Entertainment, Inc.	30,000	807,600
Krispy Kreme, Inc.(x)	25,000	78,750
Nathan’s Famous, Inc.	20,000	2,022,400
Ollamani SAB*	130,000	559,321
Wynn Resorts Ltd.	6,800	730,660

		7,034,771

Household Durables (0.6%)
Bassett Furniture Industries, Inc.	24,000	379,200
Lennar Corp., Class B	9,000	911,340

		1,290,540

Leisure Products (2.0%)
Brunswick Corp.	20,000	1,604,400
Johnson Outdoors, Inc., Class A	47,000	2,133,330
Mattel, Inc.*	12,900	269,481

		4,007,211

Specialty Retail (4.3%)
Advance Auto Parts, Inc.(x)	96,000	4,608,960
AutoNation, Inc.*	6,500	1,332,370
Lands’ End, Inc.*	12,000	213,120
Monro, Inc.	130,000	2,433,600
Valvoline, Inc.*	8,000	261,760

		8,849,810

Total Consumer Discretionary		32,890,889

Consumer Staples (7.1%)
Beverages (1.1%)
Boston Beer Co., Inc. (The), Class A*	3,300	704,946
National Beverage Corp.*	26,000	886,080
Remy Cointreau SA(x)	14,500	688,878

		2,279,904

Consumer Staples Distribution & Retail (0.3%)
Albertsons Cos., Inc., Class A	4,000	66,600
Ingles Markets, Inc., Class A	2,000	149,720
Village Super Market, Inc., Class A	8,000	285,280

		501,600

Food Products (2.6%)
Bunge Global SA	3,000	341,640
Calavo Growers, Inc.	49,000	1,246,560
Canada Packers, Inc.	11,000	129,013
Farmer Bros Co.*	95,000	156,750
Hain Celestial Group, Inc. (The)*	25,000	30,250
J M Smucker Co. (The)	14,000	1,468,040
John B Sanfilippo & Son, Inc.	11,000	889,900
Maple Leaf Foods, Inc.(x)	51,500	954,243
McCormick & Co., Inc. (Non-Voting)	3,000	185,010

		5,401,406

Household Products (2.5%)
Energizer Holdings, Inc.	108,000	2,357,640
Spectrum Brands Holdings, Inc.	45,000	2,866,950

		5,224,590

Personal Care Products (0.6%)
BellRing Brands, Inc.*	10,000	248,700

See Notes to Portfolio of Investments.

1

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Edgewell Personal Care Co.	46,000	$895,160

		1,143,860

Total Consumer Staples		14,551,360

Energy (1.1%)
Energy Equipment & Services (1.1%)
Innovex International, Inc.*	59,500	1,478,575
RPC, Inc.	104,000	691,600

Total Energy		2,170,175

Financials (2.0%)
Banks (1.5%)
Cadence Bank	10,000	421,100
Flushing Financial Corp.	27,000	426,330
Pinnacle Financial Partners, Inc.	18,853	1,792,732
SouthState Bank Corp.	6,000	613,980

		3,254,142

Capital Markets (0.4%)
Affiliated Managers Group, Inc.	1,000	313,090
DigitalBridge Group, Inc.	1,000	15,390
Janus Henderson Group plc	10,000	481,300

		809,780

Financial Services (0.1%)
NCR Atleos Corp.*	4,000	149,200

Total Financials		4,213,122

Health Care (2.4%)
Biotechnology (0.2%)
Dynavax Technologies Corp.*	30,000	464,550

Health Care Equipment & Supplies (0.4%)
Align Technology, Inc.*	100	16,303
Bausch + Lomb Corp.*	15,000	250,500
Dentsply Sirona, Inc.	20,000	249,400
QuidelOrtho Corp.*	14,500	393,965

		910,168

Health Care Providers & Services (0.6%)
Henry Schein, Inc.*	9,000	679,320
Option Care Health, Inc.*	17,504	595,136

		1,274,456

Health Care Technology (0.1%)
Evolent Health, Inc., Class A*	35,000	112,350

Life Sciences Tools & Services (0.0%)†
Bio-Rad Laboratories, Inc., Class A*	300	88,110

Pharmaceuticals (1.1%)
Perrigo Co. plc	70,000	994,700
Teva Pharmaceutical Industries Ltd. (ADR)*	34,000	1,158,720

		2,153,420

Total Health Care		5,003,054

Industrials (33.3%)
Aerospace & Defense (6.9%)
AAR Corp.*	20,000	2,118,200
Boeing Co. (The)*	2,346	548,307
Ducommun, Inc.*	3,600	408,060
Embraer SA (ADR)	2,000	146,920
Hexcel Corp.	14,500	1,200,745
Moog, Inc., Class A	9,500	2,900,825
Moog, Inc., Class B	12,800	3,908,480
National Presto Industries, Inc.	2,000	254,800
Park Aerospace Corp.	3,000	73,470
Textron, Inc.	30,000	2,641,800

		14,201,607

Building Products (3.4%)
AZZ, Inc.	21,200	2,634,948
Griffon Corp.	9,100	741,195
Modine Manufacturing Co.*	20,000	3,693,200

		7,069,343

Commercial Services & Supplies (0.3%)
OPENLANE, Inc.*	20,000	600,800

Construction & Engineering (1.3%)
Arcosa, Inc.	9,000	1,030,230
Everus Construction Group, Inc.*	600	53,094
Valmont Industries, Inc.	3,600	1,604,016

		2,687,340

Machinery (18.7%)
Albany International Corp., Class A	6,000	332,940
Astec Industries, Inc.	63,000	3,069,360
Chart Industries, Inc.*	3,500	725,690
CNH Industrial NV	31,000	333,560
Commercial Vehicle Group, Inc.*	79,500	119,250
Crane Co.	17,800	3,250,992
Donaldson Co., Inc.	1,000	101,940
Eastern Co. (The)	26,500	495,550
Enerpac Tool Group Corp., Class A	22,000	887,920
Enpro, Inc.	4,000	955,120
Flowserve Corp.	40,900	3,196,335
Gorman-Rupp Co. (The)	15,000	817,350
Graco, Inc.	2,500	218,325
Hyster-Yale, Inc.	36,500	1,220,925
Ingersoll Rand, Inc.	15,200	1,308,568
ITT, Inc.	12,000	2,187,600
Iveco Group NV	70,000	1,565,729
Kennametal, Inc.	30,000	1,031,700
L B Foster Co., Class A*	41,500	1,247,075
Manitowoc Co., Inc. (The)*	23,500	303,620
Mueller Industries, Inc.	37,000	5,037,180
Mueller Water Products, Inc., Class A	13,700	370,859
Park-Ohio Holdings Corp.	85,000	1,917,600
Snap-on, Inc.	1,300	475,943
Tennant Co.	9,300	707,637
Terex Corp.	13,000	741,000
Timken Co. (The)	1,000	93,190
Toro Co. (The)	7,500	686,250
Trinity Industries, Inc.	64,000	1,839,360
Twin Disc, Inc.	117,000	2,011,230
Watts Water Technologies, Inc., Class A	4,500	1,346,895

		38,596,693

Trading Companies & Distributors (2.7%)
Ashtead Group plc	2,300	147,509
GATX Corp.	12,500	2,273,875
Herc Holdings, Inc.	20,600	2,952,804
MSC Industrial Direct Co., Inc., Class A	1,000	84,340

		5,458,528

Total Industrials		68,614,311

Information Technology (2.2%)
Communications Equipment (0.3%)
Viasat, Inc.*	14,000	632,380

Electronic Equipment, Instruments & Components (0.7%)
Badger Meter, Inc.	4,500	659,610
Crane NXT Co.	500	25,260
Landis+Gyr Group AG	9,500	667,292
Mirion Technologies, Inc., Class A*	5,000	124,200

		1,476,362

See Notes to Portfolio of Investments.

2

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
IT Services (0.7%)
Kyndryl Holdings, Inc.*	60,000	$1,380,000

Software (0.5%)
A10 Networks, Inc.	12,000	209,280
Confluent, Inc., Class A*	25,000	763,500
NCR Voyix Corp.*	10,000	99,200

		1,071,980

Total Information Technology		4,560,722

Materials (8.0%)
Chemicals (4.7%)
Axalta Coating Systems Ltd.*	23,000	772,340
Core Molding Technologies, Inc.*	64,500	1,259,040
Element Solutions, Inc.	65,900	1,917,690
FMC Corp.	5,000	79,000
HB Fuller Co.	13,000	781,300
Huntsman Corp.	60,000	649,200
Olin Corp.	20,000	416,200
Scotts Miracle-Gro Co. (The)	60,000	3,853,200

		9,727,970

Construction Materials (0.2%)
Knife River Corp.*	6,000	403,020

Containers & Packaging (1.5%)
Ardagh Metal Packaging SA	60,000	263,400
Greif, Inc., Class A	19,000	1,341,780
Myers Industries, Inc.	60,000	1,240,200
Silgan Holdings, Inc.	5,000	215,750

		3,061,130

Metals & Mining (1.6%)
Ampco-Pittsburgh Corp.*	120,000	668,400
Freeport-McMoRan, Inc.	19,100	1,150,393
Tredegar Corp.*	170,000	1,453,500

		3,272,293

Total Materials		16,464,413

Real Estate (0.6%)
Hotel & Resort REITs (0.2%)
Ryman Hospitality Properties,
Inc. (REIT)	5,000	473,500

Real Estate Management & Development (0.3%)
Seritage Growth Properties, Class A*	12,500	41,250
St Joe Co. (The)	9,000	595,710

		636,960

Specialized REITs (0.1%)
Millrose Properties, Inc. (REIT)	4,350	129,630

Total Real Estate		1,240,090

Utilities (4.6%)
Gas Utilities (3.0%)
MDU Resources Group, Inc.	2,400	49,224
National Fuel Gas Co.	48,500	4,061,875
Southwest Gas Holdings, Inc.	24,000	1,987,680

		6,098,779

Independent Power and Renewable Electricity Producers (0.5%)
AES Corp. (The)	54,000	791,100
XPLR Infrastructure LP*	33,000	321,420

		1,112,520

Multi-Utilities (1.1%)
Algonquin Power & Utilities Corp.	340,000	2,227,000
Avista Corp.	2,800	115,612

		2,342,612

Total Utilities		9,553,911

Total Common Stocks (96.2%) (Cost $141,511,821)		198,511,927

SHORT-TERM INVESTMENTS:
Investment Companies (4.0%)
Invesco Government & Agency Portfolio, Institutional Shares 3.61% (7 day yield) (xx)	1,496,835	1,496,835
JPMorgan Prime Money Market Fund, IM Shares 3.86% (7 day yield)	6,847,484	6,850,223

Total Investment Companies		8,347,058

Total Short-Term Investments (4.0%) (Cost $8,347,074)		8,347,058

Total Investments in Securities (100.2%) (Cost $149,858,895)		206,858,985
Other Assets Less Liabilities (-0.2%)		(485,396)

Net Assets (100%)		$206,373,589

*	Non-income producing.

†	Percent shown is less than 0.05%.

(x)	All or a portion of security is on loan at January 31, 2026.

(xx)

At January 31, 2026, the Fund had loaned securities with a total value of $3,860,345. This was collateralized by $2,511,656 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 4/30/26 – 2/15/54 and by cash of $1,496,835 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

3

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$38,264,167	$985,713	$—	$39,249,880
Consumer Discretionary	32,890,889	—	—	32,890,889
Consumer Staples	13,862,482	688,878	—	14,551,360
Energy	2,170,175	—	—	2,170,175
Financials	4,213,122	—	—	4,213,122
Health Care	5,003,054	—	—	5,003,054
Industrials	62,992,593	5,621,718	—	68,614,311
Information Technology	3,893,430	667,292	—	4,560,722
Materials	16,464,413	—	—	16,464,413
Real Estate	1,240,090	—	—	1,240,090
Utilities	9,553,911	—	—	9,553,911
Short-Term Investments
Investment Companies	8,347,058	—	—	8,347,058

Total Assets	$198,895,384	$7,963,601	$—	$206,858,985

Total Liabilities	$—	$—	$—	$—

Total	$198,895,384	$7,963,601	$—	$206,858,985

As of January 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$65,262,736
Aggregate gross unrealized depreciation	(11,909,586)

Net unrealized appreciation	$53,353,150

Federal income tax cost of investments in securities and derivative instruments, if applicable	$153,505,835

See Notes to Portfolio of Investments.

4

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS

January 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (93.5%)
Communication Services (9.5%)
Diversified Telecommunication Services (3.5%)
CCO Holdings LLC
5.500%, 5/1/26§	$187,000	$187,000
6.375%, 9/1/29§	290,000	292,538
4.750%, 2/1/32§	386,000	352,117
4.500%, 5/1/32	426,000	382,335
4.500%, 6/1/33§	568,000	494,528
7.375%, 2/1/36§	228,000	228,816
Level 3 Financing, Inc.
6.875%, 6/30/33§	416,500	428,995
Windstream Services LLC
8.250%, 10/1/31§	351,000	366,935
Zayo Group Holdings, Inc.
5.750%, 3/9/30 PIK§	315,636	307,354

		3,040,618

Entertainment (0.3%)
Live Nation Entertainment, Inc.
6.500%, 5/15/27§	186,000	186,986
Warnermedia Holdings, Inc.
5.050%, 3/15/42	166,000	117,238

		304,224

Media (5.7%)
CSC Holdings LLC
11.750%, 1/31/29§	400,000	292,000
Gray Media, Inc.
10.500%, 7/15/29§	129,000	138,405
4.750%, 10/15/30§	414,000	319,297
9.625%, 7/15/32§	258,000	266,063
McGraw-Hill Education, Inc.
8.000%, 8/1/29§	440,000	443,604
Neptune Bidco US, Inc.
9.290%, 4/15/29§	685,000	702,406
9.500%, 2/15/33§	104,000	106,003
Nexstar Media, Inc.
5.625%, 7/15/27§	224,000	223,807
Outfront Media Capital LLC
5.000%, 8/15/27§	362,000	361,964
Sinclair Television Group, Inc.
5.500%, 3/1/30§	147,000	127,890
Sirius XM Radio LLC
3.125%, 9/1/26§	274,000	271,726
3.875%, 9/1/31§	563,000	513,737
Stagwell Global LLC
5.625%, 8/15/29§	395,000	382,558
Univision Communications, Inc.
8.500%, 7/31/31§	544,000	567,691
VZ Secured Financing BV
5.000%, 1/15/32§	270,000	243,675

		4,960,826

Total Communication Services		8,305,668

Consumer Discretionary (17.1%)
Automobile Components (1.8%)
Clarios Global LP
6.750%, 5/15/28§	467,000	478,231
6.750%, 2/15/30§	145,000	151,482
6.750%, 9/15/32§	394,000	407,317
Forvia SE
8.000%, 6/15/30§	250,000	266,353
ZF North America Capital, Inc.
7.500%, 3/24/31§	215,000	220,218

		1,523,601

Broadline Retail (0.6%)
Getty Images, Inc.
14.000%, 3/1/28§	604,000	561,720

Distributors (2.0%)
RB Global Holdings, Inc.
6.750%, 3/15/28§	196,000	199,344
7.750%, 3/15/31§	503,000	524,478
Resideo Funding, Inc.
6.500%, 7/15/32§	339,000	344,492
Velocity Vehicle Group LLC
8.000%, 6/1/29§	179,000	174,559
Windsor Holdings III LLC
8.500%, 6/15/30§	502,000	528,982

		1,771,855

Diversified Consumer Services (0.5%)
Service Corp. International
5.750%, 10/15/32	182,000	184,845
Wand NewCo 3, Inc.
7.625%, 1/30/32§	242,000	254,402

		439,247

Hotels, Restaurants & Leisure (8.3%)
1011778 BC ULC
3.875%, 1/15/28§	261,000	256,863
5.625%, 9/15/29§	276,000	280,709
Caesars Entertainment, Inc.
7.000%, 2/15/30§	1,093,000	1,127,593
Carnival Corp.
7.000%, 8/15/29§	232,000	242,795
5.750%, 8/1/32§	324,000	333,234
Churchill Downs, Inc.
5.750%, 4/1/30§	499,000	501,006
Flutter Treasury DAC
6.375%, 4/29/29§	200,000	206,084
5.875%, 6/4/31§	215,000	218,231
Great Canadian Gaming Corp.
8.750%, 11/15/29§	326,000	330,988
Hilton Domestic Operating Co., Inc.
5.875%, 3/15/33§	167,000	171,342
5.500%, 3/31/34§	284,000	284,795
Kingpin Intermediate Holdings LLC
7.250%, 10/15/32(x)§	363,000	347,572
Lindblad Expeditions LLC
7.000%, 9/15/30§	255,000	266,156
NCL Corp. Ltd.
6.750%, 2/1/32§	240,000	245,916
6.250%, 9/15/33§	199,000	199,523
Ontario Gaming GTA LP
8.000%, 8/1/30§	361,000	346,087

See Notes to Portfolio of Investments.

1

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Royal Caribbean Cruises Ltd.
6.000%, 2/1/33§	$310,000	$319,075
Sabre GLBL, Inc.
11.125%, 7/15/30§	323,000	260,823
Scientific Games Holdings LP
6.625%, 3/1/30§	269,000	245,350
Six Flags Entertainment Corp.
8.625%, 1/15/32§	344,000	351,066
Station Casinos LLC
4.500%, 2/15/28§	188,000	187,090
4.625%, 12/1/31§	150,000	143,768
Voyager Parent LLC
9.250%, 7/1/32§	176,000	187,134
Wyndham Hotels & Resorts, Inc.
4.375%, 8/15/28§	203,000	199,701

		7,252,901

Household Durables (1.4%)
Century Communities, Inc.
6.625%, 9/15/33§	259,000	260,619
Newell Brands, Inc.
8.500%, 6/1/28§	189,000	197,968
6.625%, 5/15/32(x)	431,000	422,380
Whirlpool Corp.
6.500%, 6/15/33(x)	306,000	301,964

		1,182,931

Specialty Retail (1.2%)
EG Global Finance plc
12.000%, 11/30/28§	400,000	433,000
Global Auto Holdings Ltd.
8.375%, 1/15/29(x)§	400,000	397,328
Park River Holdings, Inc.
8.000%, 3/15/31§	233,000	239,699

		1,070,027

Textiles, Apparel & Luxury Goods (1.3%)
Champ Acquisition Corp.
8.375%, 12/1/31§	354,000	378,281
S&S Holdings LLC
8.375%, 10/1/31§	442,000	419,900
William Carter Co. (The)
7.375%, 2/15/31§	278,000	287,382

		1,085,563

Total Consumer Discretionary		14,887,845

Consumer Staples (4.1%)
Beverages (0.4%)
Primo Water Holdings, Inc.
6.250%, 4/1/29§	104,000	103,986
4.375%, 4/30/29§	222,000	217,054

		321,040

Consumer Staples Distribution & Retail (0.4%)
Performance Food Group, Inc.
6.125%, 9/15/32§	143,000	147,007
US Foods, Inc.
7.250%, 1/15/32§	185,000	193,860

		340,867

Food Products (2.7%)
Darling Ingredients, Inc.
6.000%, 6/15/30§	366,000	370,647
Fiesta Purchaser, Inc.
9.625%, 9/15/32§	246,000	249,075
Froneri Lux FinCo. Sarl
6.000%, 8/1/32§	464,000	470,204
Post Holdings, Inc.
6.250%, 2/15/32§	217,000	222,696
6.500%, 3/15/36§	299,000	298,845
Simmons Foods, Inc.
4.625%, 3/1/29§	158,000	151,982
Viking Baked Goods Acquisition Corp.
8.625%, 11/1/31§	633,000	627,809

		2,391,258

Household Products (0.4%)
Energizer Holdings, Inc.
4.750%, 6/15/28§	272,000	268,913
4.375%, 3/31/29§	42,000	40,313

		309,226

Personal Care Products (0.2%)
Opal Bidco SAS
6.500%, 3/31/32§	200,000	203,874

Total Consumer Staples		3,566,265

Energy (8.4%)
Energy Equipment & Services (0.7%)
Transocean International Ltd.
8.750%, 2/15/30§	174,000	181,395
WBI Operating LLC
6.500%, 10/15/33§	442,000	445,430

		626,825

Oil, Gas & Consumable Fuels (7.7%)
Antero Midstream Partners LP
5.750%, 7/1/34§	484,000	488,235
Antero Resources Corp.
7.625%, 2/1/29§	120,000	121,828
Ascent Resources Utica Holdings LLC
6.625%, 10/15/32§	158,000	163,565
Blue Racer Midstream LLC
6.625%, 7/15/26§	230,000	230,032
7.250%, 7/15/32§	193,000	204,358
Crescent Energy Finance LLC
7.625%, 4/1/32§	528,000	523,274
Delek Logistics Partners LP
8.625%, 3/15/29§	412,000	430,002
7.375%, 6/30/33§	370,000	380,379
Genesis Energy LP
7.750%, 2/1/28	332,000	332,943
7.875%, 5/15/32	426,000	444,045
Kinetik Holdings LP
6.625%, 12/15/28(x)§	84,000	86,475
5.875%, 6/15/30§	479,000	485,093
NGL Energy Operating LLC
8.375%, 2/15/32§	667,000	697,215
Northern Oil & Gas, Inc.
7.875%, 10/15/33§	278,000	280,502
NuStar Logistics LP
6.000%, 6/1/26	175,000	175,086

See Notes to Portfolio of Investments.

2

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Permian Resources Operating LLC
5.875%, 7/1/29§	$151,000	$151,317
6.250%, 2/1/33§	233,000	240,097
Summit Midstream Holdings LLC
8.625%, 10/31/29§	737,000	769,281
Sunoco LP
7.250%, 5/1/32§	204,000	215,695
6.250%, 7/1/33§	227,000	233,438

		6,652,860

Total Energy		7,279,685

Financials (6.4%)
Banks (0.5%)
Armor Holdco, Inc.
8.500%, 11/15/29§	459,000	462,034

Capital Markets (0.2%)
Aretec Group, Inc.
10.000%, 8/15/30§	134,000	144,383

Consumer Finance (0.6%)
GGAM Finance Ltd.
8.000%, 2/15/27§	199,000	202,045
8.000%, 6/15/28§	260,000	273,650

		475,695

Financial Services (2.0%)
Block, Inc.
6.000%, 8/15/33§	135,000	137,632
Freedom Mortgage Holdings LLC
9.250%, 2/1/29§	232,000	242,730
8.375%, 4/1/32§	344,000	357,760
ION Platform Finance US, Inc.
7.875%, 9/30/32§	250,000	219,375
Rocket Cos., Inc.
6.375%, 8/1/33§	206,000	213,684
Shift4 Payments LLC
6.750%, 8/15/32§	564,000	575,568

		1,746,749

Insurance (2.8%)
Acrisure LLC
8.250%, 2/1/29§	575,000	595,367
Alliant Holdings Intermediate LLC
6.750%, 10/15/27§	420,000	421,848
Ardonagh Finco Ltd.
7.750%, 2/15/31§	200,000	206,958
Ardonagh Group Finance Ltd.
8.875%, 2/15/32§	200,000	206,048
Asurion LLC and Asurion Co-Issuer, Inc.
8.000%, 12/31/32§	334,000	348,612
8.375%, 2/1/34§	110,000	111,100
Broadstreet Partners Group LLC
5.875%, 4/15/29§	222,000	220,701
HUB International Ltd.
7.250%, 6/15/30§	304,000	317,577

		2,428,211

Mortgage Real Estate Investment Trusts (REITs) (0.3%)
Starwood Property Trust, Inc. (REIT)
6.500%, 7/1/30§	135,000	140,241
5.750%, 1/15/31§	135,000	136,790

		277,031

Total Financials		5,534,103

Health Care (5.5%)
Biotechnology (0.2%)
BioMarin Pharmaceutical, Inc.
5.500%, 2/15/34§	200,000	200,750

Health Care Equipment & Supplies (1.0%)
Medline Borrower LP
5.250%, 10/1/29§	232,000	232,435
Neogen Food Safety Corp.
8.625%, 7/20/30§	434,000	462,349
Varex Imaging Corp.
7.875%, 10/15/27§	204,000	207,317

		902,101

Health Care Providers & Services (2.8%)
AdaptHealth LLC
5.125%, 3/1/30§	314,000	304,018
HealthEquity, Inc.
4.500%, 10/1/29§	448,000	436,598
Heartland Dental LLC
10.500%, 4/30/28§	96,000	99,749
Star Parent, Inc.
9.000%, 10/1/30§	323,000	340,686
Surgery Center Holdings, Inc.
7.250%, 4/15/32§	549,000	551,575
US Acute Care Solutions LLC
9.750%, 5/15/29§	672,000	674,143

		2,406,769

Health Care Technology (1.3%)
IQVIA, Inc.
5.000%, 5/15/27§	260,000	259,701
5.700%, 5/15/28	200,000	206,268
6.250%, 2/1/29	219,000	230,355
6.250%, 6/1/32§	402,000	418,418

		1,114,742

Pharmaceuticals (0.2%)
1261229 BC Ltd.
10.000%, 4/15/32§	200,000	205,424

Total Health Care		4,829,786

Industrials (18.2%)
Aerospace & Defense (0.7%)
Goat Holdco LLC
6.750%, 2/1/32§	383,000	392,870
Rolls-Royce plc
5.750%, 10/15/27§	200,000	204,795

		597,665

Building Products (2.0%)
Advanced Drainage Systems, Inc.
6.375%, 6/15/30§	164,000	167,706
AmeriTex HoldCo Intermediate LLC
7.625%, 8/15/33§	323,000	339,541
Camelot Return Merger Sub, Inc.
8.750%, 8/1/28(x)§	270,000	209,682
EMRLD Borrower LP
6.625%, 12/15/30§	443,000	459,378

See Notes to Portfolio of Investments.

3

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
New Enterprise Stone & Lime Co., Inc.
5.250%, 7/15/28§	$158,000	$157,506
Standard Building Solutions, Inc.
5.875%, 3/15/34§	422,000	420,945

		1,754,758

Commercial Services & Supplies (7.5%)
ACCO Brands Corp.
4.250%, 3/15/29(x)§	276,000	255,537
ADT Security Corp. (The)
5.875%, 10/15/33§	552,000	559,104
Allied Universal Holdco LLC
6.000%, 6/1/29(x)§	248,000	245,835
6.875%, 6/15/30§	293,000	303,779
7.875%, 2/15/31§	306,000	321,043
Aramark Services, Inc.
5.000%, 2/1/28§	669,000	667,662
Clarivate Science Holdings Corp.
4.875%, 7/1/29§	513,000	440,021
Garda World Security Corp.
7.750%, 2/15/28§	170,000	173,358
6.000%, 6/1/29§	409,000	402,693
6.500%, 1/15/31§	178,000	182,450
8.250%, 8/1/32§	247,000	251,562
8.375%, 11/15/32§	503,000	515,771
GFL Environmental Holdings US, Inc.
5.500%, 2/1/34§	286,000	286,715
Madison IAQ LLC
5.875%, 6/30/29§	358,000	357,553
Raven Acquisition Holdings LLC
6.875%, 11/15/31§	494,000	493,926
Veritiv Operating Co.
10.500%, 11/30/30§	529,000	566,083
Waste Pro USA, Inc.
7.000%, 2/1/33§	147,000	151,794
Williams Scotsman, Inc.
7.375%, 10/1/31§	391,000	407,750

		6,582,636

Construction & Engineering (1.5%)
AECOM
6.000%, 8/1/33§	278,000	284,697
Arcosa, Inc.
6.875%, 8/15/32§	213,000	224,038
Brand Industrial Services, Inc.
10.375%, 8/1/30§	379,000	363,105
Dycom Industries, Inc.
4.500%, 4/15/29§	243,000	238,920
Weekley Homes LLC
4.875%, 9/15/28§	172,000	169,432

		1,280,192

Electrical Equipment (0.2%)
EnerSys
6.625%, 1/15/32§	164,000	169,738

Ground Transportation (2.4%)
Beacon Mobility Corp.
7.250%, 8/1/30§	237,000	248,023
Genesee & Wyoming, Inc.
6.250%, 4/15/32§	211,000	217,756
NESCO Holdings II, Inc.
5.500%, 4/15/29§	417,000	410,391
RXO, Inc.
7.500%, 11/15/27§	198,000	201,736
Synergy Infrastructure Holdings LLC
7.875%, 12/1/30§	259,000	270,007
Watco Cos. LLC
7.125%, 8/1/32§	525,000	549,397
XPO, Inc.
7.125%, 6/1/31§	228,000	236,550

		2,133,860

Machinery (2.1%)
ATS Corp.
4.125%, 12/15/28§	305,000	297,506
Chart Industries, Inc.
7.500%, 1/1/30§	503,000	524,413
Columbus McKinnon Corp.
7.125%, 2/1/33§	113,000	113,593
Enpro, Inc.
6.125%, 6/1/33§	155,000	159,177
Hillenbrand, Inc.
6.250%, 2/15/29	241,000	243,371
3.750%, 3/1/31	84,000	84,591
Lsf12 Helix Parent LLC
7.125%, 2/1/33§	142,000	142,639
Terex Corp.
6.250%, 10/15/32§	241,000	246,852

		1,812,142

Professional Services (0.6%)
CACI International, Inc.
6.375%, 6/15/33§	205,000	213,089
VT Topco, Inc.
8.500%, 8/15/30§	294,000	300,521

		513,610

Trading Companies & Distributors (1.2%)
Herc Holdings, Inc.
6.000%, 3/15/34§	170,000	170,797
United Rentals North America, Inc.
6.000%, 12/15/29§	252,000	257,695
WESCO Distribution, Inc.
7.250%, 6/15/28§	141,000	142,773
6.625%, 3/15/32§	182,000	190,168
6.375%, 3/15/33§	299,000	310,951

		1,072,384

Total Industrials		15,916,985

Information Technology (9.8%)
Electronic Equipment, Instruments & Components (0.2%)
Zebra Technologies Corp.
6.500%, 6/1/32§	162,000	166,803

IT Services (1.7%)
Ahead DB Holdings LLC
6.625%, 5/1/28(x)§	284,000	281,350
ION Platform Finance US, Inc.
4.625%, 5/1/28§	200,000	186,750
5.750%, 5/15/28(x)§	400,000	379,000
8.750%, 5/1/29§	200,000	190,500
Unisys Corp.
10.625%, 1/15/31(x)§	443,000	419,743

		1,457,343

See Notes to Portfolio of Investments.

4

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Semiconductors & Semiconductor Equipment (0.6%)
Amkor Technology, Inc.
5.875%, 10/1/33§	$297,000	$302,383
Qnity Electronics, Inc.
6.250%, 8/15/33§	230,000	237,188

		539,571

Software (7.3%)
AthenaHealth Group, Inc.
6.500%, 2/15/30§	612,000	593,640
Capstone Borrower, Inc.
8.000%, 6/15/30§	591,000	562,928
Central Parent, Inc.
7.250%, 6/15/29§	164,000	128,330
Cloud Software Group, Inc.
6.500%, 3/31/29§	163,000	162,185
9.000%, 9/30/29§	626,000	632,260
8.250%, 6/30/32§	298,000	303,030
Ellucian Holdings, Inc.
6.500%, 12/1/29§	180,000	177,467
Gen Digital, Inc.
7.125%, 9/30/30§	251,000	257,064
6.250%, 4/1/33§	281,000	281,790
McAfee Corp.
7.375%, 2/15/30§	584,000	461,360
NCR Voyix Corp.
5.000%, 10/1/28§	225,000	222,187
5.125%, 4/15/29§	221,000	217,685
Rocket Software, Inc.
9.000%, 11/28/28§	272,000	271,320
6.500%, 2/15/29§	178,000	157,850
SS&C Technologies, Inc.
5.500%, 9/30/27§	386,000	385,035
6.500%, 6/1/32§	242,000	249,611
UKG, Inc.
6.875%, 2/1/31§	586,000	585,268
ZoomInfo Technologies LLC
3.875%, 2/1/29§	824,000	751,900

		6,400,910

Total Information Technology		8,564,627

Materials (12.7%)
Chemicals (5.9%)
Avient Corp.
7.125%, 8/1/30§	348,000	357,205
Axalta Coating Systems LLC
4.750%, 6/15/27§	178,000	177,158
Celanese US Holdings LLC
6.750%, 4/15/33(x)	601,000	607,821
HB Fuller Co.
4.250%, 10/15/28(x)	226,000	221,785
Illuminate Buyer LLC
9.000%, 7/1/28§	156,000	155,805
INEOS Quattro Finance 2 plc
9.625%, 3/15/29§	400,000	317,500
Maxam Prill Sarl
7.750%, 7/15/30§	400,000	415,000
Minerals Technologies, Inc.
5.000%, 7/1/28§	508,000	506,161
NOVA Chemicals Corp.
8.500%, 11/15/28§	375,000	391,920
9.000%, 2/15/30§	100,000	106,470
Nufarm Australia Ltd.
5.000%, 1/27/30§	462,000	421,829
Olympus Water US Holding Corp.
7.250%, 6/15/31§	354,000	362,921
7.250%, 2/15/33§	200,000	198,750
Solstice Advanced Materials, Inc.
5.625%, 9/30/33§	168,000	168,914
WR Grace Holdings LLC
5.625%, 8/15/29§	734,000	700,823
7.000%, 8/1/33§	82,000	82,084

		5,192,146

Containers & Packaging (5.1%)
Ardagh Metal Packaging Finance USA LLC
4.000%, 9/1/29§	400,000	380,000
6.250%, 1/30/31§	216,000	222,329
Clydesdale Acquisition Holdings, Inc.
8.750%, 4/15/30(x)§	695,000	693,914
6.750%, 4/15/32§	166,000	166,830
Graphic Packaging International LLC
6.375%, 7/15/32(x)§	156,000	157,560
Mauser Packaging Solutions Holding Co.
7.875%, 4/15/30§	370,000	376,938
9.250%, 4/15/30§	820,000	805,379
Owens-Brockway Glass Container, Inc.
6.625%, 5/13/27§	270,000	270,169
7.250%, 5/15/31(x)§	250,000	253,852
Sealed Air Corp.
6.125%, 2/1/28§	153,000	155,073
Toucan FinCo Ltd.
9.500%, 5/15/30§	322,000	310,730
Trivium Packaging Finance BV
8.250%, 7/15/30§	200,000	213,538
12.250%, 1/15/31§	400,000	437,000

		4,443,312

Metals & Mining (1.3%)
Commercial Metals Co.
6.000%, 12/15/35§	187,000	190,740
Kaiser Aluminum Corp.
4.500%, 6/1/31§	370,000	356,932
Novelis Corp.
6.875%, 1/30/30§	218,000	225,543
6.375%, 8/15/33§	319,000	324,582

		1,097,797

Paper & Forest Products (0.4%)
Magnera Corp.
7.250%, 11/15/31(x)§	400,000	379,000

Total Materials		11,112,255

Real Estate (1.8%)
Diversified REITs (0.2%)
VICI Properties LP (REIT)
4.250%, 12/1/26§	204,000	203,912

Hotel & Resort REITs (0.5%)
Park Intermediate Holdings LLC (REIT)
5.875%, 10/1/28§	204,000	203,884

See Notes to Portfolio of Investments.

5

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Pebblebrook Hotel LP (REIT)
6.375%, 10/15/29§	$198,000	$202,081

		405,965

Real Estate Management & Development (0.7%)
Cushman & Wakefield US Borrower LLC
6.750%, 5/15/28(x)§	332,000	333,587
Greystar Real Estate Partners LLC
7.750%, 9/1/30§	250,000	263,232

		596,819

Specialized REITs (0.4%)
Iron Mountain, Inc. (REIT)
5.000%, 7/15/28§	300,000	298,875
SBA Communications Corp. (REIT)
3.875%, 2/15/27	76,000	75,315

		374,190

Total Real Estate		1,580,886

Total Corporate Bonds		81,578,105

Total Long-Term Debt Securities (93.5%) (Cost $81,145,571)		81,578,105

	Number of Shares
SHORT-TERM INVESTMENTS:
Investment Companies (8.9%)
Blackrock Liquidity Fedfund, Institutional Shares 3.57% (7 day yield)(xx)	900,000	900,000
Dreyfus Treasury Obligations Cash Management Fund 3.58% (7 day yield)(xx)	900,000	900,000
Invesco Government & Agency Portfolio, Institutional Shares 3.61% (7 day yield)(xx)	2,246,370	2,246,370
JPMorgan Prime Money Market Fund, IM Shares 3.86% (7 day yield)	3,737,506	3,739,001

Total Investment Companies		7,785,371

Total Short-Term Investments (8.9%) (Cost $7,785,380)		7,785,371

Total Investments in Securities (102.4%) (Cost $88,930,951)		89,363,476
Other Assets Less Liabilities (-2.4%)		(2,085,228)

Net Assets (100%)		$87,278,248

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At January 31, 2026, the market value of these securities amounted to $77,547,763 or 88.9% of net assets.

(x)	All or a portion of security is on loan at January 31, 2026.

(xx)	At January 31, 2026, the Fund had loaned securities with a total value of $3,949,257. This was collateralized by cash of $4,046,370 which was subsequently invested in investment companies.

Glossary:

PIK — Payment-in Kind Security

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

6

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Communication Services	$—	$8,305,668	$—	$8,305,668
Consumer Discretionary	—	14,887,845	—	14,887,845
Consumer Staples	—	3,566,265	—	3,566,265
Energy	—	7,279,685	—	7,279,685
Financials	—	5,534,103	—	5,534,103
Health Care	—	4,829,786	—	4,829,786
Industrials	—	15,916,985	—	15,916,985
Information Technology	—	8,564,627	—	8,564,627
Materials	—	11,112,255	—	11,112,255
Real Estate	—	1,580,886	—	1,580,886
Short-Term Investments
Investment Companies	7,785,371	—	—	7,785,371

Total Assets	$7,785,371	$81,578,105	$—	$89,363,476

Total	$7,785,371	$81,578,105	$—	$89,363,476

As of January 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,493,211
Aggregate gross unrealized depreciation	(1,453,708)

Net unrealized appreciation	$39,503

Federal income tax cost of investments in securities and derivative instruments, if applicable	$89,323,973

See Notes to Portfolio of Investments.

7

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS

January 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (0.7%)
RFS Asset Securitization V LLC,
Series 2025-1 B
6.195%, 5/15/32§	$295,000	$297,628
Sound Point CLO XXVII Ltd.,
Series 2020-2A AR
5.110%, 10/25/34(l)§	340,000	340,343

Total Asset-Backed Securities		637,971

Convertible Bonds (2.8%)
Communication Services (0.2%)
Diversified Telecommunication Services (0.1%)
AST SpaceMobile, Inc.
2.000%, 1/15/36§	83,000	113,063

Entertainment (0.1%)
Liberty Media Corp.-Liberty Formula One
2.250%, 8/15/27	94,000	109,886

Total Communication Services		222,949

Health Care (0.6%)
Biotechnology (0.4%)
Alnylam Pharmaceuticals, Inc.
1.000%, 9/15/27	83,000	108,193
Ascendis Pharma A/S
2.250%, 4/1/28	73,000	107,821
Ionis Pharmaceuticals, Inc.
1.750%, 6/15/28	69,000	113,144

		329,158

Health Care Equipment & Supplies (0.1%)
IRhythm Holdings, Inc.
1.500%, 9/1/29	88,000	111,936

Pharmaceuticals (0.1%)
Ligand Pharmaceuticals, Inc.
0.750%, 10/1/30§	61,000	72,752

Total Health Care		513,846

Industrials (0.4%)
Aerospace & Defense (0.1%)
BWX Technologies, Inc.
(Zero Coupon), 11/1/30§	108,000	111,348

Electrical Equipment (0.3%)
Bloom Energy Corp.
(Zero Coupon), 11/15/30§	100,000	112,900
Stem, Inc.
0.500%, 12/1/28§	245,000	97,975

		210,875

Total Industrials		322,223

Information Technology (1.3%)
Communications Equipment (0.1%)
Lumentum Holdings, Inc.
0.375%, 3/15/32§	52,000	117,855

Electronic Equipment, Instruments & Components (0.1%)
Advanced Energy Industries, Inc.
2.500%, 9/15/28	57,000	110,779

IT Services (0.2%)
Cloudflare, Inc.
(Zero Coupon), 6/15/30§	100,000	105,310
Spotify USA, Inc.
(Zero Coupon), 3/15/26	44,000	44,396

		149,706

Semiconductors & Semiconductor Equipment (0.2%)
MKS, Inc.
1.250%, 6/1/30	69,000	116,054
Semtech Corp.
(Zero Coupon), 10/15/30§	101,000	113,609

		229,663

Software (0.4%)
CyberArk Software Ltd.
(Zero Coupon), 6/15/30§	100,000	105,250
Guidewire Software, Inc.
1.250%, 11/1/29	53,000	51,251
IREN Ltd.
Series 33
1.000%, 6/1/33§	69,000	84,490
Unity Software, Inc.
(Zero Coupon), 3/15/30§	82,000	92,151

		333,142

Technology Hardware, Storage & Peripherals (0.3%)
Seagate HDD Cayman
3.500%, 6/1/28	25,000	123,988
Western Digital Corp.
3.000%, 11/15/28	18,000	119,572

		243,560

Total Information Technology		1,184,705

Materials (0.1%)
Metals & Mining (0.1%)
B2Gold Corp.
2.750%, 2/1/30§	45,000	77,380

Total Materials		77,380

Real Estate (0.1%)
Health Care REITs (0.1%)
Welltower OP LLC (REIT)
2.750%, 5/15/28§	58,000	115,275

Total Real Estate		115,275

Utilities (0.1%)
Electric Utilities (0.1%)
Evergy, Inc.
4.500%, 12/15/27	88,000	111,760

Total Utilities		111,760

Total Convertible Bonds		2,548,138

Corporate Bonds (35.9%)
Communication Services (2.0%)
Diversified Telecommunication Services (0.4%)
Level 3 Financing, Inc.
3.750%, 7/15/29§	93,000	85,788
Telecom Italia Capital SA
7.721%, 6/4/38	103,000	115,030
WULF Compute LLC
7.750%, 10/15/30§	195,000	203,897

		404,715

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Entertainment (0.2%)
Warnermedia Holdings, Inc.
4.279%, 3/15/32(x)	$204,000	$179,316

Media (0.9%)
AMC Networks, Inc.
10.250%, 1/15/29§	19,000	19,793
10.500%, 7/15/32§	71,000	76,325
Directv Financing LLC
8.875%, 2/1/30§	110,000	111,375
10.000%, 2/15/31§	20,000	20,600
Discovery Communications LLC
6.350%, 6/1/40	62,000	50,453
DISH DBS Corp.
5.250%, 12/1/26§	19,000	18,437
5.750%, 12/1/28§	20,000	19,276
Dotdash Meredith, Inc.
7.625%, 6/15/32§	91,000	83,136
EchoStar Corp.
10.750%, 11/30/29	146,622	160,734
iHeartCommunications, Inc.
7.750%, 8/15/30§	96,103	82,168
McGraw-Hill Education, Inc.
8.000%, 8/1/29§	133,000	134,089
Univision Communications, Inc.
9.375%, 8/1/32§	20,000	21,525
Versant Media Group, Inc.
7.250%, 1/30/31§	20,000	20,489

		818,400

Wireless Telecommunication Services (0.5%)
Hughes Satellite Systems Corp.
5.250%, 8/1/26	27,000	25,517
Millicom International Cellular SA
4.500%, 4/27/31(m)	245,000	228,156
SES AMERICOM, Inc.
5.300%, 3/25/44§	66,000	52,996
T-Mobile USA, Inc.
5.150%, 4/15/34	155,000	157,459

		464,128

Total Communication Services		1,866,559

Consumer Discretionary (3.8%)
Automobile Components (0.6%)
American Axle & Manufacturing, Inc.
7.750%, 10/15/33§	150,000	154,052
Clarios Global LP
6.750%, 9/15/32§	48,000	49,622
Garrett Motion Holdings, Inc.
7.750%, 5/31/32§	80,000	84,698
Magna International, Inc.
5.875%, 6/1/35	70,000	73,803
Patrick Industries, Inc.
4.750%, 5/1/29§	198,000	196,010

		558,185

Broadline Retail (1.1%)
Getty Images, Inc.
11.250%, 2/21/30§	63,367	56,493
Kohl’s Corp.
10.000%, 6/1/30(x)§	90,000	98,279
5.125%, 5/1/31(e)	37,000	31,635
5.550%, 7/17/45	85,000	57,400
Macy’s Retail Holdings LLC
4.500%, 12/15/34	146,000	131,400
Match Group Holdings II LLC
6.125%, 9/15/33§	90,000	90,250
Nordstrom, Inc.
4.000%, 3/15/27	89,000	87,756
Rakuten Group, Inc.
9.750%, 4/15/29§	200,000	223,840
Wayfair LLC
7.750%, 9/15/30§	182,000	193,903

		970,956

Distributors (0.2%)
RB Global Holdings, Inc.
6.750%, 3/15/28(x)§	179,000	182,054

Diversified Consumer Services (0.1%)
StoneMor, Inc.
8.500%, 5/15/29§	93,000	90,667

Hotels, Restaurants & Leisure (1.1%)
Carnival Corp.
5.875%, 6/15/31§	270,000	279,056
Great Canadian Gaming Corp.
8.750%, 11/15/29§	90,000	91,377
Hilton Domestic Operating Co., Inc.
5.875%, 4/1/29§	212,000	216,694
Hilton Grand Vacations Borrower LLC
4.875%, 7/1/31(x)§	56,000	52,281
Hyatt Hotels Corp.
5.750%, 3/30/32	70,000	73,307
Travel + Leisure Co.
6.125%, 9/1/33§	105,000	105,987
VOC Escrow Ltd.
5.000%, 2/15/28§	208,000	207,438

		1,026,140

Household Durables (0.4%)
Somnigroup International, Inc.
4.000%, 4/15/29§	199,000	193,030
3.875%, 10/15/31§	17,000	15,853
Toll Brothers Finance Corp.
5.600%, 6/15/35	130,000	134,931
TopBuild Corp.
5.625%, 1/31/34§	45,000	45,447

		389,261

Leisure Products (0.2%)
Amer Sports Co.
6.750%, 2/16/31§	145,000	150,767

Textiles, Apparel & Luxury Goods (0.1%)
Under Armour, Inc.
7.250%, 7/15/30§	119,000	121,826

Total Consumer Discretionary		3,489,856

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Consumer Staples (0.1%)
Food Products (0.1%)
JBS NV
5.950%, 4/20/35	$75,000	$78,785

Total Consumer Staples		78,785

Energy (5.3%)
Energy Equipment & Services (0.8%)
Enerflex, Inc.
6.875%, 1/15/31§	141,000	145,372
Nabors Industries, Inc.
7.625%, 11/15/32§	118,000	120,176
Tidewater, Inc.
9.125%, 7/15/30§	173,000	187,163
Transocean International Ltd.
8.250%, 5/15/29§	135,000	137,363
8.500%, 5/15/31(x)§	16,000	16,268
Weatherford International Ltd.
6.750%, 10/15/33§	92,000	95,249

		701,591

Oil, Gas & Consumable Fuels (4.5%)
Antero Midstream Partners LP
5.750%, 10/15/33§	88,000	88,889
Boardwalk Pipelines LP
5.375%, 2/15/36	164,000	164,202
California Resources Corp.
8.250%, 6/15/29§	69,000	72,654
Chord Energy Corp.
6.000%, 10/1/30§	40,000	40,604
CNX Resources Corp.
6.000%, 1/15/29§	134,000	134,359
CVR Energy, Inc.
8.500%, 1/15/29§	84,000	87,655
DT Midstream, Inc.
4.375%, 6/15/31§	58,000	56,861
Energy Transfer LP
5.700%, 4/1/35	120,000	124,386
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.48%), 6.750%, 2/15/56(k)	430,000	431,613
Excelerate Energy LP
8.000%, 5/15/30§	222,000	237,289
Exxon Mobil Corp.
3.095%, 8/16/49	225,000	153,177
Florida Gas Transmission Co. LLC
5.750%, 7/15/35§	100,000	103,328
FS Luxembourg Sarl
8.125%, 2/11/36§	472,000	461,852
Genesis Energy LP
8.000%, 5/15/33	120,000	125,317
Hess Midstream Operations LP
4.250%, 2/15/30§	300,000	292,953
NGL Energy Operating LLC
8.125%, 2/15/29§	118,000	122,278
8.375%, 2/15/32§	41,000	42,857
PBF Holding Co. LLC
6.000%, 2/15/28	75,000	74,865
7.875%, 9/15/30§	159,000	159,199
Petrobras Global Finance BV
6.250%, 1/10/36	435,000	428,475
Saudi Arabian Oil Co.
5.750%, 7/17/54§	275,000	260,158
Talos Production, Inc.
9.375%, 2/1/31§	100,000	105,730
TransMontaigne Partners LLC
8.500%, 6/15/30§	43,000	44,434
Vermilion Energy, Inc.
7.250%, 2/15/33§	85,000	82,237
W&T Offshore, Inc.
10.750%, 2/1/29§	58,000	57,211
Western Midstream Operating LP
6.150%, 4/1/33	20,000	21,104
5.500%, 12/15/35	43,000	42,805
Williams Cos., Inc. (The)
5.150%, 3/15/36	145,000	144,016

		4,160,508

Total Energy		4,862,099

Financials (12.4%)
Banks (5.9%)
Banco Bilbao Vizcaya Argentaria SA
5.381%, 3/13/29	200,000	207,184
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.25%), 7.750%, 1/14/32(k)(y)	400,000	429,780
Banco Santander SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.91%), 8.000%, 2/1/34(k)(y)	200,000	220,400
5.127%, 11/6/35	200,000	199,441
Barclays plc
(SOFR + 3.57%), 7.119%, 6/27/34(k)	265,000	295,248
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.38%), 7.625%, 2/11/35(k)§	200,000	211,335
BNP Paribas SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.94%), 4.500%, 2/25/30(k)(y)§	315,000	295,511
(SOFR + 1.29%), 4.916%, 1/15/34(k)§	250,000	248,894
Citigroup, Inc.
(SOFR + 1.49%), 5.174%, 9/11/36(k)	130,000	130,596
HSBC Holdings plc
(SOFR + 3.02%), 7.399%, 11/13/34(k)	270,000	306,524

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
(SOFR + 1.43%), 5.133%, 11/6/36(k)	$240,000	$239,237
Intesa Sanpaolo SpA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.90%), 7.778%, 6/20/54(k)§	265,000	319,306
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.068%, 6/13/36(k)	245,000	256,762
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 8.125%, 11/10/33(k)(y)	200,000	225,500
Nordea Bank Abp
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 6.750%, 11/10/33(k)(y)§	395,000	405,862
Societe Generale SA
(SOFR + 1.73%), 5.439%, 10/3/36(k)§	305,000	305,177
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.95%), 7.132%, 1/19/55(k)§	200,000	212,665
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.87%), 7.000%, 11/14/35(k)(y)§	461,000	474,332
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 5.400%, 8/12/36(k)§	200,000	203,154
UniCredit SpA
(USD ICE Swap Rate 5 Year + 4.91%), 7.296%, 4/2/34(k)§	240,000	256,781

		5,443,689

Capital Markets (3.6%)
Antares Holdings LP
6.350%, 10/23/29§	250,000	255,443
Apollo Debt Solutions BDC
5.700%, 1/23/31§	122,000	121,242
Ares Capital Corp.
5.250%, 4/12/31	155,000	152,364
Ares Strategic Income Fund
5.550%, 4/15/31§	461,000	455,478
Blue Owl Capital Corp. II
8.450%, 11/15/26	70,000	71,681
Deutsche Bank AG
(SOFR + 3.65%), 7.079%, 2/10/34(k)	200,000	219,705
Series USTR
(USD SOFR Spread- Adjusted ICE Swap Rate 5 Year + 4.36%), 8.130%, 4/30/30(k)(m)(y)	200,000	215,188
Goldman Sachs Group, Inc. (The)
(SOFR + 1.19%), 5.065%, 1/21/37(k)	136,000	135,536
Series X
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.81%), 7.500%, 5/10/29(k)(x)(y)	300,000	315,933
Jane Street Group
6.750%, 5/1/33§	321,000	333,025
LPL Holdings, Inc.
5.150%, 6/15/30	225,000	229,365
Morgan Stanley
(SOFR + 1.56%), 5.320%, 7/19/35(k)	160,000	163,867
Stonex Escrow Issuer LLC
6.875%, 7/15/32§	162,000	166,957
UBS Group AG
(ICE IBA - USD SOFR
ICE Swap Rate 5 Year + 3.30%), 7.000%, 2/5/35(k)(y)§	200,000	202,718
(ICE IBA - USD SOFR
ICE Swap Rate 5 Year + 3.32%), 7.000%, 1/8/36(k)(y)§	225,000	227,968

		3,266,470

Consumer Finance (1.5%)
Atlanticus Holdings Corp.
9.750%, 9/1/30§	77,000	73,350
Cobra AcquisitionCo LLC
6.375%, 11/1/29§	78,000	67,220
Enova International, Inc.
11.250%, 12/15/28§	93,000	98,464
EZCORP, Inc.
7.375%, 4/1/32§	163,000	173,849
Global Aircraft Leasing Co. Ltd.
8.750%, 9/1/27§	174,000	180,690
goeasy Ltd.
7.375%, 10/1/30§	182,000	175,130
LFS Topco LLC
8.750%, 7/15/30§	108,000	108,563
Stellantis Financial Services US Corp.
4.950%, 9/15/28§	200,000	202,799
Synchrony Financial
(United States SOFR Compounded Index + 2.13%), 5.935%, 8/2/30(k)	65,000	67,250
(SOFR + 1.68%), 5.450%, 3/6/31(k)	65,000	66,224
7.250%, 2/2/33	122,000	129,404

		1,342,943

Financial Services (0.6%)
Apollo Global Management, Inc.
5.150%, 8/12/35	87,000	86,671

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Mobius Merger Sub, Inc.
9.000%, 6/1/30§	$55,000	$32,175
Planet Financial Group LLC
10.500%, 12/15/29§	92,000	95,377
Turkiye Sinai Kalkinma Bankasi A/S
7.375%, 7/2/30§	320,000	332,800
UWM Holdings LLC
6.250%, 3/15/31§	27,000	26,825

		573,848

Insurance (0.5%)
APH Somerset Investor 2 LLC
7.875%, 11/1/29§	180,000	182,560
HUB International Ltd.
7.375%, 1/31/32§	141,000	147,697
Nassau Cos. of New York (The)
7.875%, 7/15/30§	139,000	131,702
USI, Inc.
7.500%, 1/15/32§	36,000	37,665

		499,624

Mortgage Real Estate Investment Trusts (REITs) (0.3%)
Apollo Commercial Real Estate Finance, Inc. (REIT)
4.625%, 6/15/29§	104,000	103,657
Blackstone Mortgage Trust, Inc. (REIT)
7.750%, 12/1/29§	91,000	97,301
Rithm Capital Corp. (REIT)
8.000%, 7/15/30§	68,000	69,296

		270,254

Total Financials		11,396,828

Health Care (0.9%)
Biotechnology (0.4%)
Biogen, Inc.
5.050%, 1/15/31	95,000	97,695
Emergent BioSolutions, Inc.
3.875%, 8/15/28§	52,000	46,298
Genmab A/S
6.250%, 12/15/32§	203,000	208,087

		352,080

Pharmaceuticals (0.5%)
Amneal Pharmaceuticals LLC
6.875%, 8/1/32§	78,000	82,076
HLF Financing Sarl LLC
12.250%, 4/15/29§	15,000	16,128
4.875%, 6/1/29§	183,000	173,566
Jazz Securities DAC
4.375%, 1/15/29(x)§	233,000	229,214

		500,984

Total Health Care		853,064

Industrials (3.5%)
Aerospace & Defense (0.7%)
ATI, Inc.
5.875%, 12/1/27	113,000	112,995
5.125%, 10/1/31	18,000	18,014
Boeing Co. (The)
6.388%, 5/1/31	25,000	27,123
Bombardier, Inc.
8.750%, 11/15/30§	14,000	14,985
7.450%, 5/1/34§	200,000	224,000
General Dynamics Corp.
4.950%, 8/15/35(x)	55,000	55,989
Moog, Inc.
4.250%, 12/15/27§	197,000	195,726
Spirit AeroSystems, Inc.
4.600%, 6/15/28	38,000	38,257

		687,089

Air Freight & Logistics (0.3%)
Rand Parent LLC
8.500%, 2/15/30§	178,000	186,026
United Parcel Service, Inc.
5.250%, 5/14/35	60,000	62,223

		248,249

Commercial Services & Supplies (0.5%)
Deluxe Corp.
8.000%, 6/1/29§	237,000	240,448
Garda World Security Corp.
8.250%, 8/1/32§	20,000	20,370
Madison IAQ LLC
5.875%, 6/30/29§	100,000	99,875
Pitney Bowes, Inc.
6.875%, 3/15/27§	25,000	24,988
Republic Services, Inc.
5.000%, 4/1/34	50,000	51,051
Rollins, Inc.
5.250%, 2/24/35	35,000	35,446

		472,178

Construction & Engineering (0.2%)
Brundage-Bone Concrete Pumping Holdings, Inc.
7.500%, 2/1/32§	91,000	91,569
Great Lakes Dredge & Dock Corp.
5.250%, 6/1/29§	16,000	15,726
Tutor Perini Corp.
11.875%, 4/30/29§	42,000	46,303

		153,598

Electrical Equipment (0.2%)
EnerSys
4.375%, 12/15/27§	183,000	181,876

Ground Transportation (0.5%)
Avis Budget Car Rental LLC
5.375%, 3/1/29§	112,000	109,261
8.375%, 6/15/32§	74,000	76,012
Carriage Purchaser, Inc.
7.875%, 10/15/29§	53,000	52,349
Dcli Bidco LLC
7.750%, 11/15/29§	98,000	99,797
Star Leasing Co. LLC
7.625%, 2/15/30§	88,000	84,040

		421,459

Machinery (0.5%)
Deere & Co.
5.700%, 1/19/55	85,000	88,166
Enpro, Inc.
6.125%, 6/1/33§	55,000	56,482
Manitowoc Co., Inc. (The)
9.250%, 10/1/31§	87,000	94,513
Mueller Water Products, Inc.
4.000%, 6/15/29§	186,000	180,216

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
SPX FLOW, Inc.
8.750%, 4/1/30§	$40,000	$41,036

		460,413

Marine Transportation (0.1%)
Danaos Corp.
6.875%, 10/15/32§	87,000	89,860

Passenger Airlines (0.4%)
Allegiant Travel Co.
7.250%, 8/15/27§	138,000	139,604
Avianca Midco 2 plc
9.000%, 12/1/28(x)§	107,228	109,177
Delta Air Lines, Inc.
5.250%, 7/10/30	55,000	56,353
JetBlue Airways Corp.
9.875%, 9/20/31§	93,000	93,465
VistaJet Malta Finance plc
7.875%, 5/1/27§	11,000	11,014

		409,613

Trading Companies & Distributors (0.1%)
Alta Equipment Group, Inc.
9.000%, 6/1/29(x)§	75,000	71,760

Total Industrials		3,196,095

Information Technology (2.3%)
Communications Equipment (0.6%)
Ciena Corp.
4.000%, 1/31/30(x)§	179,000	172,459
Viasat, Inc.
6.500%, 7/15/28§	62,000	61,147
7.500%, 5/30/31§	97,000	94,005
Viavi Solutions, Inc.
3.750%, 10/1/29(x)§	188,000	179,070

		506,681

Electronic Equipment, Instruments & Components (0.2%)
Jabil, Inc.
5.450%, 2/1/29	25,000	25,851
TTM Technologies, Inc.
4.000%, 3/1/29§	175,000	169,979

		195,830

IT Services (0.5%)
Arches Buyer, Inc.
6.125%, 12/1/28§	98,000	95,669
CoreWeave, Inc.
9.250%, 6/1/30(x)§	139,000	136,651
9.000%, 2/1/31§	60,000	57,600
Twilio, Inc.
3.625%, 3/15/29(x)	198,000	189,838

		479,758

Semiconductors & Semiconductor Equipment (0.1%)
Micron Technology, Inc.
6.050%, 11/1/35	125,000	134,361

Software (0.3%)
Crowdstrike Holdings, Inc.
3.000%, 2/15/29	182,000	173,823
Roper Technologies, Inc.
4.250%, 9/15/28	65,000	65,334
Synopsys, Inc.
5.150%, 4/1/35	50,000	50,663

		289,820

Technology Hardware, Storage & Peripherals (0.6%)
Dell International LLC
5.750%, 2/1/33	155,000	162,555
NetApp, Inc.
5.700%, 3/17/35	55,000	57,256
Seagate Data Storage Technology Pte. Ltd.
8.250%, 12/15/29§	37,000	39,035
5.875%, 7/15/30§	201,000	207,215
9.625%, 12/1/32§	29,000	32,808
5.750%, 12/1/34(x)§	19,000	19,321

		518,190

Total Information Technology		2,124,640

Materials (3.1%)
Chemicals (0.6%)
Chemours Co. (The)
8.000%, 1/15/33(x)§	150,000	150,516
Mativ Holdings, Inc.
8.000%, 10/1/29§	50,000	50,346
Rain Carbon, Inc.
12.250%, 9/1/29(x)§	58,000	61,645
SK Invictus Intermediate II Sarl
5.000%, 10/30/29§	97,000	95,588
Tronox, Inc.
4.625%, 3/15/29§	129,000	99,330
Westlake Corp.
5.550%, 11/15/35	107,000	106,513

		563,938

Containers & Packaging (0.6%)
Cascades, Inc.
6.750%, 7/15/30§	172,000	177,855
Owens-Brockway Glass Container, Inc.
7.375%, 6/1/32(x)§	177,000	180,257
TriMas Corp.
4.125%, 4/15/29§	179,000	174,501

		532,613

Metals & Mining (1.9%)
Alumina Pty. Ltd.
6.125%, 3/15/30§	246,000	253,534
Champion Iron Canada, Inc.
7.875%, 7/15/32§	201,000	215,070
Compass Minerals International, Inc.
8.000%, 7/1/30§	99,000	104,761
Corp. Nacional del Cobre de Chile
5.529%, 1/30/37§	318,000	318,572
Fortescue Treasury Pty. Ltd.
4.500%, 9/15/27§	119,000	118,711
5.875%, 4/15/30§	93,000	95,598
Mineral Resources Ltd.
9.250%, 10/1/28§	242,000	254,040
Novelis Corp.
4.750%, 1/30/30§	144,000	139,502
Rio Tinto Finance USA plc
5.250%, 3/14/35	115,000	117,958
SunCoke Energy, Inc.
4.875%, 6/30/29§	91,000	85,591
TMS International Corp.
6.250%, 4/15/29§	43,000	42,187

		1,745,524

Total Materials		2,842,075

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
Real Estate (0.3%)
Health Care REITs (0.2%)
Diversified Healthcare Trust (REIT)
7.250%, 10/15/30§		$55,000	$56,375
4.375%, 3/1/31		127,000	113,347

			169,722

Real Estate Management & Development (0.1%)
Five Point Operating Co. LP
8.000%, 10/1/30§		74,000	76,943

Total Real Estate			246,665

Utilities (2.2%)
Electric Utilities (1.7%)
American Electric Power Co., Inc.
Series C
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.13%), 5.800%, 3/15/56(k)		372,000	371,535
DTE Electric Co.
5.250%, 5/15/35		85,000	86,968
Edison International
6.250%, 3/15/30		10,000	10,494
Long Ridge Energy LLC
8.750%, 2/15/32§		101,000	107,300
NRG Energy, Inc.
3.375%, 2/15/29§		260,000	249,184
5.750%, 1/15/34§		53,000	53,265
Pacific Gas and Electric Co.
5.700%, 3/1/35		145,000	148,501
PPL Capital Funding, Inc.
5.250%, 9/1/34		40,000	40,814
Southwestern Public Service Co.
6.000%, 6/1/54		130,000	132,994
VoltaGrid LLC
7.375%, 11/1/30§		121,000	122,513
XPLR Infrastructure Operating Partners LP
8.375%, 1/15/31(x)§		199,000	208,778

			1,532,346

Gas Utilities (0.1%)
AmeriGas Partners LP
9.375%, 6/1/28§		126,000	129,998

Independent Power and Renewable Electricity Producers (0.2%)
Talen Energy Supply LLC
6.250%, 2/1/34§		80,000	81,200
TransAlta Corp.
6.500%, 3/15/40		103,000	103,087

			184,287

Multi-Utilities (0.2%)
Dominion Energy, Inc.
Series A
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.875%, 2/1/55(k)		185,000	191,759

Total Utilities			2,038,390

Total Corporate Bonds			32,995,056

	Number of Shares
Equity-Linked Notes (8.1%)
BNP Paribas Issuance BV, ELN,
21.170%, 2/24/26,
(linked to S&P 500 Index)§		538	3,733,250
Citigroup Global Markets Holdings, Inc., ELN,
20.610%, 2/24/26,
(linked to S&P 500 Index)§		538	3,731,591

Total Equity-Linked Notes			7,464,841

	Principal Amount
Foreign Government Securities (3.1%)
Federative Republic of Brazil
5.500%, 11/6/30		$605,000	617,100
6.625%, 3/15/35		380,000	391,400
Hazine Mustesarligi Varlik Kiralama A/S
6.750%, 9/1/30§		400,000	417,514
Oriental Republic of Uruguay
9.750%, 7/20/33	UYU	7,685,000	224,458
Republic of Angola
9.244%, 1/15/31§		$545,000	549,938
Republic of Turkiye
36.000%, 8/12/26	TRY	8,695,000	203,244
6.300%, 3/14/33		$468,000	463,320

Total Foreign Government Securities			2,866,974

U.S. Treasury Obligations (2.5%)
U.S. Treasury Bonds
4.750%, 8/15/55		1,676,000	1,643,943
U.S. Treasury Notes
4.250%, 8/15/35		637,000	638,368

Total U.S. Treasury Obligations			2,282,311

Total Long-Term Debt Securities (53.1%) (Cost $47,921,630)			48,795,291

	Number of Shares
COMMON STOCKS:
Communication Services (3.8%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.		1,477	38,712
Comcast Corp., Class A		5,935	176,566
Telkom SA SOC Ltd.		14,398	52,677
Verizon Communications, Inc.		5,235	233,062

			501,017

Entertainment (0.3%)
NetEase, Inc.		4,600	120,710
Netflix, Inc.(s)*		915	76,393
Walt Disney Co. (The)		352	39,706
XD, Inc.(m)		3,400	37,408
YG Entertainment, Inc.*		337	17,489

			291,706

Interactive Media & Services (2.7%)
Alphabet, Inc., Class A(s)		988	333,944
Alphabet, Inc., Class C(s)		4,602	1,557,915
Hello Group, Inc. (ADR)		6,300	42,966
Kuaishou Technology(m)		13,200	135,428

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Meta Platforms, Inc., Class A(s)	385	$275,853
Tencent Holdings Ltd.	1,600	124,115

		2,470,221

Media (0.0%)†
Elang Mahkota Teknologi Tbk. PT	568,300	33,011
Versant Media Group, Inc.*	1	33

		33,044

Wireless Telecommunication Services (0.2%)
KDDI Corp.	4,800	80,842
SoftBank Corp.(x)	62,600	84,540

		165,382

Total Communication Services		3,461,370

Consumer Discretionary (3.8%)
Automobile Components (0.4%)
Bridgestone Corp.	4,200	94,579
Ceat Ltd.	1,054	43,103
Denso Corp.	5,300	73,391
Minth Group Ltd.	10,000	47,081
Nexteer Automotive Group Ltd.	22,564	19,236
Sumitomo Electric Industries Ltd.	2,700	117,309

		394,699

Automobiles (0.5%)
Tesla, Inc.(s)*	488	210,040
Toyota Motor Corp.	10,300	233,207

		443,247

Broadline Retail (0.8%)
Alibaba Group Holding Ltd.	7,700	166,772
Amazon.com, Inc.(s)*	1,533	366,847
Hyundai Department Store Co. Ltd.	725	47,195
Wesfarmers Ltd.	2,469	143,320

		724,134

Distributors (0.0%)†
China Tobacco International HK Co. Ltd.(m)	10,000	49,385

Diversified Consumer Services (0.1%)
Cogna Educacao SA	62,920	54,518

Hotels, Restaurants & Leisure (0.7%)
Atour Lifestyle Holdings Ltd. (ADR)	811	28,985
Booking Holdings, Inc.(s)	10	50,018
DoorDash, Inc., Class A*	103	21,076
Kangwon Land, Inc.	3,687	44,672
Le Travenues Technology Ltd.(m)*	10,477	23,577
McDonald’s Corp.	852	268,380
Royal Caribbean Cruises Ltd.	103	33,439
Starbucks Corp.	1,604	147,488
TAB Gida Sanayi ve Ticaret A/S	3,474	21,449
Yum! Brands, Inc.	168	26,124

		665,208

Household Durables (0.2%)
Cury Construtora e Incorporadora SA	6,700	44,036
PulteGroup, Inc.	159	19,889
Sekisui House Ltd.(x)	3,900	86,639
TCL Electronics Holdings Ltd.	16,000	24,598

		175,162

Specialty Retail (0.9%)
AutoZone, Inc.*	9	33,339
C&A MODAS SA, Class A	17,300	39,381
Cartrade Tech Ltd.*	970	27,937
Home Depot, Inc. (The)(s)	1,107	414,671
Industria de Diseno Textil SA	1,349	87,947
Lowe’s Cos., Inc.	592	158,099
O’Reilly Automotive, Inc.*	341	33,558
TJX Cos., Inc. (The)	317	47,490

		842,422

Textiles, Apparel & Luxury Goods (0.2%)
LVMH Moet Hennessy Louis Vuitton SE	122	79,089
NIKE, Inc., Class B	1,488	91,973

		171,062

Total Consumer Discretionary		3,519,837

Consumer Staples (3.4%)
Beverages (0.8%)
Coca-Cola Co. (The)	4,604	344,425
Diageo plc	3,467	79,487
Kirin Holdings Co. Ltd.	6,100	94,283
PepsiCo, Inc.	1,719	264,090

		782,285

Consumer Staples Distribution & Retail (0.4%)
Costco Wholesale Corp.(s)	86	80,861
Koninklijke Ahold Delhaize NV	2,525	98,650
Tesco plc	12,498	72,716
Walmart, Inc.(s)	814	96,980

		349,207

Food Products (0.6%)
Avanti Feeds Ltd.	2,036	17,643
AVI Ltd.	7,356	48,953
Charoen Pokphand Enterprise	10,000	47,188
General Mills, Inc.	663	30,670
Mondelez International, Inc., Class A	1,742	101,855
Nestle SA (Registered)	2,656	252,286
Tiger Brands Ltd.	2,139	44,690

		543,285

Household Products (0.7%)
Colgate-Palmolive Co.	1,379	124,510
Kimberly-Clark Corp.	205	20,498
Procter & Gamble Co. (The)(s)	2,603	395,057
Reckitt Benckiser Group plc	1,089	90,779

		630,844

Personal Care Products (0.2%)
APR Corp.*	244	45,769
Shanghai Chicmax Cosmetic Co. Ltd., Class H(x)	2,000	17,307
Unilever plc	2,414	163,194

		226,270

Tobacco (0.7%)
Altria Group, Inc.	2,345	145,366

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
British American Tobacco plc	2,398	$143,590
Philip Morris International, Inc.	1,879	337,168

		626,124

Total Consumer Staples		3,158,015

Energy (2.2%)
Energy Equipment & Services (0.2%)
SLB Ltd.	3,248	157,138

Oil, Gas & Consumable Fuels (2.0%)
Chevron Corp.	2,165	382,989
ConocoPhillips	1,966	204,916
Diamondback Energy, Inc.	561	91,976
EOG Resources, Inc.	221	24,781
Exxon Mobil Corp.(s)	4,754	672,216
Kinder Morgan, Inc.	2,860	87,201
Occidental Petroleum Corp.	967	43,892
ONEOK, Inc.	1,034	81,882
Suncor Energy, Inc.	1,900	100,425
TotalEnergies SE	2,394	173,527

		1,863,805

Total Energy		2,020,943

Financials (5.3%)
Banks (1.8%)
Alior Bank SA	1,583	51,727
Banco del Bajio SA(m)	16,600	48,567
Bank Hapoalim BM	3,600	89,278
Bank Leumi Le-Israel BM	3,692	89,011
Bank of America Corp.(s)	1,049	55,807
BNK Financial Group, Inc.	4,219	48,685
Citigroup, Inc.	419	48,483
DBS Group Holdings Ltd.	2,800	130,304
Fifth Third Bancorp	1,997	100,289
iM Financial Group Co. Ltd.	2,398	25,823
Intercorp Financial Services, Inc.	1,085	53,143
JB Financial Group Co. Ltd.	2,489	43,489
JPMorgan Chase & Co.(s)	426	130,309
Karnataka Bank Ltd. (The)	19,685	38,958
Oversea-Chinese Banking Corp. Ltd.	6,000	100,134
PNC Financial Services Group, Inc. (The)	622	138,893
Regional SAB de CV	1,400	12,556
South Indian Bank Ltd. (The)	104,593	42,730
Tamilnad Mercantile Bank Ltd.	7,920	52,456
Tisco Financial Group PCL	13,400	47,910
Truist Financial Corp.	529	27,201
United Overseas Bank Ltd.	3,000	90,252
US Bancorp	2,393	134,271
Wells Fargo & Co.	540	48,865

		1,649,141

Capital Markets (1.4%)
Authum Investment & Infrastucture Ltd.	2,160	11,863
Bank of New York Mellon Corp. (The)	902	108,168
BlackRock, Inc.	185	207,004
Blackstone, Inc.	395	56,256
Capital Securities Corp.	56,000	52,850
Charles Schwab Corp. (The)	339	35,229
CME Group, Inc.	504	145,686
Goldman Sachs Group, Inc. (The)(s)	75	70,156
Hong Kong Exchanges & Clearing Ltd.	1,900	105,116
Intercontinental Exchange, Inc.	162	28,152
Is Yatirim Menkul Degerler A/S	45,548	50,338
KIWOOM Securities Co. Ltd.	229	70,558
KKR & Co., Inc.	229	26,166
Morgan Stanley	269	49,173
Nippon Life India Asset Management Ltd.(m)	4,987	47,605
S&P Global, Inc.	69	36,418
Samsung Securities Co. Ltd.	808	50,858
State Street Corp.	658	86,106
T. Rowe Price Group, Inc.	747	78,943

		1,316,645

Consumer Finance (0.1%)
American Express Co.	119	41,908
Capital One Financial Corp.	180	39,407
Synchrony Financial	480	34,863

		116,178

Financial Services (0.4%)
Berkshire Hathaway, Inc., Class B(s)*	295	141,756
CSSC Hong Kong Shipping Co. Ltd.(m)	84,000	23,011
L&T Finance Ltd.	13,496	42,012
Mastercard, Inc., Class A(s)	129	69,504
Visa, Inc., Class A(s)	275	88,503

		364,786

Insurance (1.6%)
Aflac, Inc.	270	29,957
Allianz SE (Registered)	478	210,661
AXA SA	2,592	118,073
Chubb Ltd.	147	45,505
Loews Corp.(s)	488	51,518
Manulife Financial Corp.	2,600	99,043
Marsh & McLennan Cos., Inc.	177	33,310
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Registered)	196	119,045
NN Group NV	1,420	112,404
Phoenix Financial Ltd.	1,916	93,338
Ping An Insurance Group Co. of China Ltd., Class H	17,500	162,856
Power Corp. of Canada	1,500	75,647
Progressive Corp. (The)	140	29,120
Tokio Marine Holdings, Inc.	2,500	92,514
Turkiye Sigorta A/S	156,356	43,865
Zurich Insurance Group AG	188	133,513

		1,450,369

Total Financials		4,897,119

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care (4.8%)
Biotechnology (1.0%)
3SBio, Inc.(m)	11,000	$32,808
Abbisko Cayman Ltd.*	24,000	38,402
AbbVie, Inc.(s)	2,016	449,588
Amgen, Inc.	653	223,248
CSL Ltd.	674	85,148
Gilead Sciences, Inc.	258	36,623
PharmaResearch Co. Ltd.*	117	38,488
Vertex Pharmaceuticals, Inc.*	54	25,374

		929,679

Health Care Equipment & Supplies (0.4%)
Abbott Laboratories	352	38,474
AK Medical Holdings Ltd.(m)	60,000	44,853
Boston Scientific Corp.(s)*	553	51,722
Hologic, Inc.*	431	32,295
Intuitive Surgical, Inc.*	81	40,842
Medtronic plc	1,400	144,144
Zimmer Biomet Holdings, Inc.	277	24,118

		376,448

Health Care Providers & Services (0.6%)
Cigna Group (The)	417	114,304
CVS Health Corp.	1,361	101,422
Dr Lal PathLabs Ltd.(m)	2,722	41,709
Elevance Health, Inc.	329	113,748
Genertec Universal Medical Group Co. Ltd.(m)	54,500	42,835
Hanmi Science Co. Ltd.*	464	13,700
McKesson Corp.	46	38,236
UnitedHealth Group, Inc.(s)	166	47,630

		513,584

Life Sciences Tools & Services (0.1%)
Danaher Corp.	147	32,177
SAI Life Sciences Ltd.(m)*	4,696	42,634
Thermo Fisher Scientific, Inc.	85	49,182

		123,993

Pharmaceuticals (2.7%)
AstraZeneca plc	1,565	291,240
Bristol-Myers Squibb Co.	450	24,772
Consun Pharmaceutical Group Ltd.	24,000	55,514
Eli Lilly & Co.(s)	128	132,755
Grand Pharmaceutical Group Ltd.(x)	10,500	10,511
Johnson & Johnson(s)	2,653	602,894
Lotus Pharmaceutical Co. Ltd.	4,000	45,885
Merck & Co., Inc.	3,013	332,243
Novartis AG (Registered)	1,974	292,685
Pfizer, Inc.	7,103	187,803
Roche Holding AG	741	336,160
Sanofi SA	409	38,397
Simcere Pharmaceutical Group Ltd.(m)	24,000	35,914
Strides Pharma Science Ltd.	4,683	44,647
Zoetis, Inc.	129	16,102

		2,447,522

Total Health Care		4,391,226

Industrials (5.9%)
Aerospace & Defense (1.0%)
AIRO Group Holdings, Inc.(x)*	27,748	285,527
BAE Systems plc	3,856	104,155
Boeing Co. (The)*	155	36,227
GE Aerospace(s)	203	62,279
General Dynamics Corp.	103	36,162
Lockheed Martin Corp.	301	190,900
RTX Corp.	302	60,681
Singapore Technologies Engineering Ltd.	12,100	93,216

		869,147

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	211	41,134
Deutsche Post AG	1,474	82,678
FedEx Corp.	288	92,808
United Parcel Service, Inc., Class B	804	85,401

		302,021

Building Products (0.1%)
A.O. Smith Corp.	399	29,323
Cie de Saint-Gobain SA	847	83,552

		112,875

Commercial Services & Supplies (0.1%)
L&K Engineering Co. Ltd.	2,000	36,543
Veralto Corp.	236	23,359
Waste Management, Inc.	151	33,558

		93,460

Construction & Engineering (0.7%)
Engineers India Ltd.	21,277	39,893
Kajima Corp.	2,100	85,487
NBCC India Ltd.	37,409	40,204
Quanta Services, Inc.	67	31,800
Samsung E&A Co. Ltd.	2,586	55,335
Sinopec Engineering Group Co. Ltd., Class H	47,000	44,761
Sunway Construction Group Bhd.	30,800	46,255
Taisei Corp.	800	79,555
United Integrated Services Co. Ltd.	1,000	28,853
Vinci SA	775	111,294
Yankey Engineering Co. Ltd.	3,000	56,530

		619,967

Electrical Equipment (0.2%)
Eaton Corp. plc	72	25,302
GE Vernova, Inc.	67	48,667
Harbin Electric Co. Ltd., Class H	24,000	60,921

		134,890

Ground Transportation (0.4%)
ANE Cayman, Inc.(r)	30,000	46,581
Canadian National Railway Co.	700	67,340
Norfolk Southern Corp.	270	78,635
Uber Technologies, Inc.*	419	33,541
Union Pacific Corp.	744	174,914

		401,011

Industrial Conglomerates (1.3%)
3M Co.	166	25,425

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Hanwha Corp.*	460	$36,592
Hitachi Ltd.	14,200	491,898
Honeywell International, Inc.	855	194,530
Hyosung Corp.*	232	24,628
Nava Ltd.	7,829	47,993
Siemens AG (Registered)	1,062	322,641

		1,143,707

Machinery (1.2%)
Caterpillar, Inc.(s)	102	67,051
China Yuchai International Ltd.	600	27,228
Cummins, Inc.	188	108,818
Deere & Co.	68	35,904
Force Motors Ltd.	100	20,867
HD Hyundai Heavy Industries Co. Ltd.	121	48,336
HD-Hyundai Marine Engine*	214	13,158
Hyundai Elevator Co. Ltd.	704	46,170
Hyundai Rotem Co. Ltd.	204	32,668
IDEX Corp.	162	32,165
Illinois Tool Works, Inc.	414	108,162
Lonking Holdings Ltd.	112,000	45,878
Mega Union Technology, Inc.	2,000	44,360
Metso OYJ	4,464	87,387
Otis Worldwide Corp.	284	24,259
PACCAR, Inc.	791	97,222
Sandvik AB	3,475	137,205
Sunonwealth Electric Machine Industry Co. Ltd.	8,000	36,352
Volvo AB, Class B	2,590	94,208

		1,107,398

Professional Services (0.0%)†
Automatic Data Processing, Inc.	165	40,725

Trading Companies & Distributors (0.5%)
Fastenal Co.	1,750	75,880
ITOCHU Corp.	8,000	101,887
Marubeni Corp.	2,900	95,848
Mitsui & Co. Ltd.	5,100	165,925
United Rentals, Inc.	32	25,026
W.W. Grainger, Inc.	23	24,838

		489,404

Transportation Infrastructure (0.1%)
EcoRodovias Infraestrutura e Logistica SA	23,100	51,706
Gujarat Pipavav Port Ltd.	24,109	43,780

		95,486

Total Industrials		5,410,091

Information Technology (7.8%)
Communications Equipment (0.5%)
Arcadyan Technology Corp.	8,000	45,631
Arista Networks, Inc.*	288	40,821
Cisco Systems, Inc.(s)	4,833	378,520

		464,972

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A(s)	413	59,505
Channel Well Technology Co. Ltd.	19,000	37,795
Q Technology Group Co. Ltd.(m)	7,000	8,333
Simplo Technology Co. Ltd.	4,000	43,915
Tripod Technology Corp.	3,000	35,700
WT Microelectronics Co. Ltd.	9,000	44,614

		229,862

IT Services (0.6%)
Accenture plc, Class A(s)	847	223,303
International Business Machines Corp.	1,107	339,517

		562,820

Semiconductors & Semiconductor Equipment (4.1%)
Advanced Micro Devices, Inc.(s)*	354	83,802
AP Memory Technology Corp.	3,000	40,944
Applied Materials, Inc.(s)	160	51,571
Broadcom, Inc.(s)	787	260,733
DB HiTek Co. Ltd.	996	73,209
Grand Process Technology Corp.	1,000	53,066
KLA Corp.	31	44,266
Lam Research Corp.(s)	356	83,112
Marketech International Corp.	5,000	45,122
NVIDIA Corp.(s)	3,922	749,612
QUALCOMM, Inc.	776	117,634
Sigurd Microelectronics Corp.	14,000	57,833
SK hynix, Inc.	911	575,308
Taiwan Semiconductor Manufacturing Co. Ltd.	18,000	1,015,253
Texas Instruments, Inc.	1,143	246,374
Tokyo Electron Ltd.	800	213,544
Topco Scientific Co. Ltd.	5,000	51,319

		3,762,702

Software (1.0%)
Adobe, Inc.*	84	24,633
Asseco Poland SA	753	45,905
Crowdstrike Holdings, Inc., Class A*	60	26,484
Intuit, Inc.	53	26,443
Microsoft Corp.(s)	1,248	537,002
Oracle Corp.(s)	112	18,433
Palantir Technologies, Inc.,
Class A(s)*	389	57,024
Palo Alto Networks, Inc.*	151	26,723
Roper Technologies, Inc.	53	19,675
Salesforce, Inc.	184	39,061
ServiceNow, Inc.*	224	26,210
Synopsys, Inc.*	53	24,651

		872,244

Technology Hardware, Storage & Peripherals (1.3%)
Apple, Inc.(s)	2,129	552,433
Canon, Inc.(x)	2,600	78,709
Chicony Electronics Co. Ltd.	8,000	29,743
Getac Holdings Corp.	11,000	39,323
Samsung Electronics Co. Ltd.	4,751	529,759

		1,229,967

Total Information Technology		7,122,567

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Materials (3.5%)
Chemicals (0.5%)
Air Products and Chemicals, Inc.	427	$116,358
Castrol India Ltd.	21,806	43,653
Eastman Chemical Co.	384	26,619
Han Kuk Carbon Co. Ltd.*	848	19,942
Hansol Chemical Co. Ltd.	280	54,953
Kumho Petrochemical Co. Ltd.*	541	54,160
Linde plc	99	45,240
Nan Pao Resins Chemical Co. Ltd.	4,000	39,466
Paradeep Phosphates Ltd.(m)	13,143	19,859
Solstice Advanced Materials, Inc.*	37	2,286

		422,536

Construction Materials (0.2%)
Holcim AG	1,363	140,241
Titan SA	432	29,034

		169,275

Containers & Packaging (0.0%)†
Avery Dennison Corp.	229	42,482

Metals & Mining (2.7%)
Aneka Tambang Tbk.	251,600	63,106
Aura Minerals, Inc.	659	41,972
Barrick Mining Corp.	3,500	159,982
BHP Group Ltd.	9,004	317,071
Bradespar SA (Preference)(q)	12,200	54,964
China Gold International Resources Corp. Ltd.	2,100	55,161
DRDGOLD Ltd.	14,238	46,714
Endeavour Mining plc	1,549	89,488
Hyundai Steel Co.	2,110	45,809
National Aluminium Co. Ltd.	12,059	50,530
Newmont Corp.	7,993	898,014
Regis Resources Ltd.	53,513	300,346
Shougang Fushan Resources Group Ltd.	72,000	30,414
South32 Ltd.	99,544	320,247

		2,473,818

Paper & Forest Products (0.1%)
UPM-Kymmene OYJ	2,662	73,742

Total Materials		3,181,853

Real Estate (2.0%)
Health Care REITs (0.3%)
American Healthcare REIT, Inc. (REIT)	761	35,698
CareTrust REIT, Inc. (REIT)	944	35,249
Healthpeak Properties, Inc. (REIT)	3,324	57,306
National Health Investors, Inc. (REIT)	357	29,317
Omega Healthcare Investors, Inc. (REIT)	786	34,490
Ventas, Inc. (REIT)	623	48,388
Welltower, Inc. (REIT)	58	10,925

		251,373

Hotel & Resort REITs (0.1%)
Host Hotels & Resorts, Inc. (REIT)	1,359	25,182
Invincible Investment Corp. (REIT)	28	11,833
Japan Hotel REIT Investment Corp. (REIT)	45	24,163

		61,178

Industrial REITs (0.2%)
First Industrial Realty Trust, Inc. (REIT)	566	32,845
Goodman Group (REIT)	254	5,435
Mitsui Fudosan Logistics Park, Inc. (REIT)	43	32,064
Nippon Prologis REIT, Inc. (REIT)	44	25,673
Prologis, Inc. (REIT)	414	54,052
Warehouses De Pauw CVA (REIT)	769	21,786

		171,855

Office REITs (0.1%)
Brookfield India Real Estate Trust (REIT)(m)	13,207	50,670
BXP, Inc. (REIT)	314	20,306
Global One Real Estate Investment Corp. (REIT)	26	22,932
Japan Prime Realty Investment Corp. (REIT)	4	2,711
Mindspace Business Parks REIT (REIT)(m)	9,149	49,581

		146,200

Real Estate Management & Development (0.6%)
Azrieli Group Ltd.	942	126,880
Capitaland India Trust	28,100	27,391
CK Asset Holdings Ltd.	6,600	38,728
Daito Trust Construction Co. Ltd.	1,500	30,386
Iguatemi SA	9,500	51,374
International Workplace Group plc	8,821	29,837
Leopalace21 Corp.(x)	6,100	27,197
Multiplan Empreendimentos Imobiliarios SA*	8,500	53,364
Poly Property Services Co. Ltd., Class H(m)	5,600	24,315
PSP Swiss Property AG (Registered)	158	31,680
Sirius Real Estate Ltd. (REIT)	19,995	26,881
St Joe Co. (The)	261	17,276
Sun Hung Kai Properties Ltd.	3,000	48,271
UOL Group Ltd.	5,300	45,163

		578,743

Residential REITs (0.1%)
Camden Property Trust (REIT)	240	26,172
Centerspace (REIT)	407	26,158
Ingenia Communities Group (REIT)	2,550	8,399
UMH Properties, Inc. (REIT)	1,471	22,992

		83,721

Retail REITs (0.3%)
Brixmor Property Group, Inc. (REIT)	1,223	32,764
CBL & Associates Properties, Inc. (REIT)	861	30,824

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Federal Realty Investment Trust (REIT)	374	$37,834
InvenTrust Properties Corp. (REIT)	902	26,510
Klepierre SA (REIT)	63	2,422
NETSTREIT Corp. (REIT)	1,472	27,732
NNN REIT, Inc. (REIT)	701	29,211
Phillips Edison & Co., Inc. (REIT)	734	26,593
Regency Centers Corp. (REIT)	509	37,091
Tanger, Inc. (REIT)	796	26,045

		277,026

Specialized REITs (0.3%)
EPR Properties (REIT)	565	30,646
Equinix, Inc. (REIT)	98	80,451
Iron Mountain, Inc. (REIT)	479	44,130
Keppel DC REIT (REIT)	14,600	26,168
Lamar Advertising Co. (REIT), Class A	99	12,703
National Storage REIT (REIT)	15,208	29,229
Outfront Media, Inc. (REIT)	1,360	33,075
Safestore Holdings plc (REIT)	3,207	36,291

		292,693

Total Real Estate		1,862,789

Utilities (1.6%)
Electric Utilities (1.0%)
Alliant Energy Corp.	709	46,730
American Electric Power Co., Inc.	780	93,424
Constellation Energy Corp.	69	19,367
Duke Energy Corp.	1,121	136,033
Fortis, Inc.	1,900	101,304
Iberdrola SA*	108	2,423
Iberdrola SA (Sociedad de Bolsas SIBE)	7,953	178,408
NextEra Energy, Inc.	2,543	223,530
Southern Co. (The)	352	31,437
Tauron Polska Energia SA*	19,157	59,256
Xcel Energy, Inc.	1,003	76,288

		968,200

Gas Utilities (0.1%)
Atmos Energy Corp.	478	79,511
Enerya Enerji A/S	48,964	11,169

		90,680

Independent Power and Renewable Electricity Producers (0.1%)
Global Power Synergy PCL, Class F	39,100	44,114
Vistra Corp.	121	19,160

		63,274

Multi-Utilities (0.3%)
National Grid plc	7,262	122,672
Sempra	892	77,613
WEC Energy Group, Inc.	770	85,216

		285,501

Water Utilities (0.1%)
Cia de Saneamento de Minas Gerais Copasa MG	4,900	47,457
Cia De Sanena Do Parana*	6,600	58,265

		105,722

Total Utilities		1,513,377

Total Common Stocks (44.1%) (Cost $35,909,882)		40,539,187

EXCHANGE TRADED FUNDS (ETF):
Equity (1.0%)
Invesco Nasdaq 100 ETF (Cost $925,558)	3,715	951,226

SHORT-TERM INVESTMENTS:
Investment Companies (1.5%)
Invesco Government & Agency Portfolio,
Institutional Shares 3.61% (7 day yield)(xx)	1,369,229	1,369,229

Total Short-Term Investments (1.5%) (Cost $1,369,229)		1,369,229

Total Investments in Securities (99.7%) (Cost $86,126,299)		91,654,933
Other Assets Less Liabilities (0.3%)		237,615

Net Assets (100%)		$91,892,548

*	Non-income producing.

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At January 31, 2026, the market value of these securities amounted to $32,798,213 or 35.7% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of January 31, 2026. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of January 31, 2026.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2026.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At January 31, 2026, the market value or fair value, as applicable, of these securities amounted to $1,201,836 or 1.3% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Fair value determined using significant unobservable inputs.

(s)	All, or a portion of security held by broker as collateral for option contracts, with a total collateral value of $3,608,179.

(x)	All or a portion of security is on loan at January 31, 2026.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of January 31, 2026.

(xx)

At January 31, 2026, the Fund had loaned securities with a total value of $1,451,849. This was collateralized by $144,172 of various U.S. Government Treasury Securities, ranging from 0.000% – 4.750%, maturing 4/30/26 – 2/15/54 and by cash of $1,369,229 which was subsequently invested in investment companies.

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

Glossary:

ADR — American Depositary Receipt

CLO — Collateralized Loan Obligation

CVA — Dutch Certification

ELN — Equity-Linked Note

ICE — Intercontinental Exchange

ICE IBA — ICE Benchmark Administration Limited

REIT — Real Estate Investment Trust

SIBE — Spanish Stock Exchange Interconnection System

SOFR — Secured Overnight Financing Rate

TRY — Turkish Lira

USD — United States Dollar

UYU — Uruguayan Peso

Written Call Options Contracts as of January 31, 2026 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value ($)
S&P 500 Index	Exchange Traded	13	USD	(1,300)	USD 7,085.00	2/20/2026	(29,250)

Total Written Options Contracts (Premiums Received ($61,724))							(29,250)

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$637,971	$—	$637,971
Common Stocks
Communication Services	2,775,150	686,220	—	3,461,370
Consumer Discretionary	2,089,351	1,430,486	—	3,519,837
Consumer Staples	1,941,480	1,216,535	—	3,158,015
Energy	1,847,416	173,527	—	2,020,943
Financials	2,505,882	2,391,237	—	4,897,119
Health Care	2,859,696	1,531,530	—	4,391,226
Industrials	2,376,497	2,987,013	46,581	5,410,091
Information Technology	4,057,542	3,065,025	—	7,122,567
Materials	1,387,917	1,793,936	—	3,181,853
Real Estate	1,056,703	806,086	—	1,862,789
Utilities	1,095,335	418,042	—	1,513,377
Convertible Bonds
Communication Services	—	222,949	—	222,949
Health Care	—	513,846	—	513,846
Industrials	—	322,223	—	322,223
Information Technology	—	1,184,705	—	1,184,705
Materials	—	77,380	—	77,380
Real Estate	—	115,275	—	115,275
Utilities	—	111,760	—	111,760
Corporate Bonds
Communication Services	—	1,866,559	—	1,866,559
Consumer Discretionary	—	3,489,856	—	3,489,856
Consumer Staples	—	78,785	—	78,785
Energy	—	4,862,099	—	4,862,099
Financials	—	11,396,828	—	11,396,828
Health Care	—	853,064	—	853,064
Industrials	—	3,196,095	—	3,196,095
Information Technology	—	2,124,640	—	2,124,640
Materials	—	2,842,075	—	2,842,075
Real Estate	—	246,665	—	246,665
Utilities	—	2,038,390	—	2,038,390
Equity-Linked Notes	—	7,464,841	—	7,464,841
Exchange Traded Funds	951,226	—	—	951,226
Foreign Government Securities	—	2,866,974	—	2,866,974
Short-Term Investments
Investment Companies	1,369,229	—	—	1,369,229
U.S. Treasury Obligations	—	2,282,311	—	2,282,311

Total Assets	$26,313,424	$65,294,928	$46,581	$91,654,933

Liabilities:
Options Written
Call Options Written	$(29,250)	$—	$—	$(29,250)

Total Liabilities	$(29,250)	$—	$—	$(29,250)

Total	$26,284,174	$65,294,928	$46,581	$91,625,683

As of January 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,837,490
Aggregate gross unrealized depreciation	(1,042,955)

Net unrealized appreciation	$4,794,535

Federal income tax cost of investments in securities and derivative instruments, if applicable	$86,831,148

See Notes to Portfolio of Investments.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

PORTFOLIO OF INVESTMENTS

January 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Alternatives (24.9%)
iMGP DBi Managed Futures Strategy ETF	117,600	$3,432,744
NYLI Merger Arbitrage ETF*	100,730	3,643,404

Total Alternatives		7,076,148

Commodity (16.7%)
Invesco DB Agriculture Fund	44,760	1,148,542
Invesco DB Energy Fund	65,610	1,331,883
Invesco DB Precious Metals Fund	19,530	2,264,503

Total Commodity		4,744,928

Equity (28.7%)
iShares Core U.S. REIT ETF	34,260	2,010,034
JPMorgan Equity Premium Income ETF(x)	46,450	2,720,112
JPMorgan Nasdaq Equity Premium Income ETF(x)	24,350	1,447,120
Vanguard Global ex-U.S. Real Estate ETF	41,470	1,988,072

Total Equity		8,165,338

Fixed Income (28.1%)
iShares Convertible Bond ETF(x)	44,600	4,616,992
Vanguard Short-Term Inflation-Protected Securities ETF	67,990	3,381,143

Total Fixed Income		7,998,135

Total Exchange Traded Funds (98.4%) (Cost $24,567,943)		27,984,549

SHORT-TERM INVESTMENTS:
Investment Companies (17.5%)
Invesco Government & Agency Portfolio, Institutional Shares 3.61% (7 day yield)(xx)	4,988,135	4,988,135

Total Short-Term Investments (17.5%) (Cost $4,988,135)		4,988,135

Total Investments in Securities (115.9%) (Cost $29,556,078)		32,972,684
Other Assets Less Liabilities (-15.9%)		(4,536,367)

Net Assets (100%)		$28,436,317

*	Non-income producing.

(x)	All or a portion of security is on loan at January 31, 2026.

(xx)

At January 31, 2026, the Fund had loaned securities with a total value of $5,721,533. This was collateralized by $918,624 of various U.S. Government Treasury Securities, ranging from 0.125% – 4.750%, maturing 7/31/26 – 5/15/55 and by cash of $4,988,135 which was subsequently invested in investment companies.

Glossary:

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

1

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$27,984,549	$—	$—	$27,984,549
Short-Term Investments
Investment Companies	4,988,135	—	—	4,988,135

Total Assets	$32,972,684	$—	$—	$32,972,684

Total Liabilities	$—	$—	$—	$—

Total	$32,972,684	$—	$—	$32,972,684

As of January 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,782,237
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$2,782,237

Federal income tax cost of investments in securities and derivative instruments, if applicable	$30,190,447

See Notes to Portfolio of Investments.

2

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS

January 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (7.2%)
Diversified Telecommunication Services (1.7%)
AT&T, Inc.	14,981	$392,652
Deutsche Telekom AG (Registered)	16,051	535,964
Koninklijke KPN NV	164,274	799,919
NTT, Inc.	262,500	262,737
Swisscom AG (Registered)(x)	718	588,387
Telstra Group Ltd.	241,443	820,469
Verizon Communications, Inc.	29,361	1,307,152

		4,707,280

Interactive Media & Services (5.0%)
Alphabet, Inc., Class A	33,568	11,345,984
Meta Platforms, Inc., Class A	3,741	2,680,427

		14,026,411

Wireless Telecommunication Services (0.5%)
SoftBank Corp.	391,000	528,037
T-Mobile US, Inc.	3,681	725,930

		1,253,967

Total Communication Services		19,987,658

Consumer Discretionary (8.2%)
Automobile Components (0.1%)
Bridgestone Corp.	18,000	405,337

Automobiles (1.0%)
Tesla, Inc.*	6,634	2,855,340

Broadline Retail (2.6%)
Amazon.com, Inc.*	21,886	5,237,320
Dollarama, Inc.	5,463	736,210
eBay, Inc.	3,013	274,846
Wesfarmers Ltd.	15,570	903,803

		7,152,179

Hotels, Restaurants & Leisure (1.8%)
Aristocrat Leisure Ltd.	8,814	328,731
Booking Holdings, Inc.	214	1,070,394
Compass Group plc	11,065	331,129
Darden Restaurants, Inc.	2,805	559,177
Lottery Corp. Ltd. (The)	111,916	401,353
McDonald’s Corp.	2,871	904,365
Oriental Land Co. Ltd.(x)	20,400	357,158
Restaurant Brands International, Inc.	4,843	324,433
Yum! Brands, Inc.	5,011	779,211

		5,055,951

Household Durables (0.2%)
NVR, Inc.*	39	297,794
Sony Group Corp.	12,600	281,212

		579,006

Leisure Products (0.1%)
Bandai Namco Holdings, Inc.	9,600	248,746

Specialty Retail (2.3%)
Fast Retailing Co. Ltd.	800	303,954
Home Depot, Inc. (The)	3,711	1,390,103
Industria de Diseno Textil SA	5,279	344,160
O’Reilly Automotive, Inc.*	11,177	1,099,929
Ross Stores, Inc.	1,704	321,460
TJX Cos., Inc. (The)	17,513	2,623,623
Tractor Supply Co.	7,000	356,160

		6,439,389

Textiles, Apparel & Luxury Goods (0.1%)
LVMH Moet Hennessy Louis Vuitton SE	477	309,224

Total Consumer Discretionary		23,045,172

Consumer Staples (10.7%)
Beverages (2.5%)
Anheuser-Busch InBev SA/NV	7,233	515,104
Coca-Cola Co. (The)	37,911	2,836,122
Keurig Dr Pepper, Inc.	11,401	312,844
Kirin Holdings Co. Ltd.(x)	22,000	340,036
Monster Beverage Corp.*	4,641	374,807
PepsiCo, Inc.	17,114	2,629,224

		7,008,137

Consumer Staples Distribution & Retail (3.8%)
Alimentation Couche-Tard, Inc.	6,681	347,580
Coles Group Ltd.	43,938	651,088
Costco Wholesale Corp.	3,501	3,291,815
Empire Co. Ltd., Class A	9,205	300,693
George Weston Ltd.	6,300	439,402
Koninklijke Ahold Delhaize NV	10,620	414,914
Kroger Co. (The)	8,438	530,328
Loblaw Cos. Ltd.	17,046	767,017
Sysco Corp.	3,847	322,571
Tesco plc	99,917	581,340
Walmart, Inc.	20,910	2,491,217
Woolworths Group Ltd.	18,481	398,174

		10,536,139

Food Products (1.1%)
Chocoladefabriken Lindt & Spruengli AG	24	343,367
Danone SA	5,704	445,160
Hershey Co. (The)	3,500	681,625
Magnum Ice Cream Co. NV (The)*	1,057	18,766
Mondelez International, Inc., Class A	15,006	877,401
Nestle SA (Registered)	6,870	652,563

		3,018,882

Household Products (2.7%)
Church & Dwight Co., Inc.	4,952	476,630
Colgate-Palmolive Co.	18,509	1,671,177
Essity AB, Class B	9,638	284,785
Henkel AG & Co. KGaA (Preference)(q)	7,013	616,482
Kimberly-Clark Corp.	7,964	796,320
Procter & Gamble Co. (The)	23,892	3,626,089

		7,471,483

Personal Care Products (0.6%)
Kao Corp.	14,300	571,593
L’Oreal SA	1,418	650,480
Unilever plc	3,624	245,586
Unilever plc (Cboe Europe)	4,701	317,803

		1,785,462

Total Consumer Staples		29,820,103

Energy (1.8%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	6,002	336,352

Oil, Gas & Consumable Fuels (1.7%)
Cheniere Energy, Inc.	2,511	531,127
Enbridge, Inc.	23,766	1,160,156
Eni SpA	18,566	379,096
Equinor ASA	26,389	704,218
Kinder Morgan, Inc.	11,611	354,019
Suncor Energy, Inc.	7,883	416,656
TC Energy Corp.	9,944	583,064

See Notes to Portfolio of Investments.

1

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Williams Cos., Inc. (The)	7,561	$508,553

		4,636,889

Total Energy		4,973,241

Financials (20.0%)
Banks (5.1%)
Bank of Montreal	2,662	362,395
Bank of Nova Scotia (The)	19,316	1,444,107
CaixaBank SA	30,066	397,550
Canadian Imperial Bank of Commerce	14,014	1,295,136
DBS Group Holdings Ltd.	12,100	563,100
DNB Bank ASA	18,395	528,518
Intesa Sanpaolo SpA	102,500	724,859
JPMorgan Chase & Co.	4,341	1,327,869
National Bank of Canada	4,142	493,548
Nordea Bank Abp (Aquis Stock Exchange)	13,972	269,636
Nordea Bank Abp (Turquoise Stock Exchange)	23,265	449,922
Oversea-Chinese Banking Corp. Ltd.	22,500	375,501
Royal Bank of Canada	16,594	2,762,965
Sumitomo Mitsui Financial Group, Inc.	9,000	318,222
Svenska Handelsbanken AB, Class A(x)	24,883	392,765
Swedbank AB, Class A	10,721	417,286
Toronto-Dominion Bank (The)	18,501	1,729,106
UniCredit SpA	4,577	398,492

		14,250,977

Capital Markets (3.6%)
Ameriprise Financial, Inc.	1,500	790,785
Bank of New York Mellon Corp. (The)	7,700	923,384
Cboe Global Markets, Inc.	3,189	845,276
Charles Schwab Corp. (The)	4,646	482,812
CME Group, Inc.	6,481	1,873,398
Deutsche Boerse AG	3,831	968,612
Intercontinental Exchange, Inc.	6,366	1,106,284
Moody’s Corp.	1,075	554,227
MSCI, Inc.	459	279,632
Nasdaq, Inc.	3,781	366,341
Raymond James Financial, Inc.	1,798	298,216
S&P Global, Inc.	1,468	774,796
Singapore Exchange Ltd.	24,100	334,001
TMX Group Ltd.	9,500	350,725

		9,948,489

Consumer Finance (0.3%)
American Express Co.	2,591	912,472

Financial Services (3.0%)
Berkshire Hathaway, Inc., Class B*	3,523	1,692,907
Jack Henry & Associates, Inc.	2,161	387,273
Mastercard, Inc., Class A	6,182	3,330,800
Visa, Inc., Class A	9,578	3,082,488

		8,493,468

Insurance (8.0%)
Aflac, Inc.	5,945	659,598
AIA Group Ltd.	31,200	360,840
Allianz SE (Registered)	4,423	1,949,274
Allstate Corp. (The)	2,843	565,729
American International Group, Inc.	4,550	340,704
Aon plc, Class A	2,200	769,208
Chubb Ltd.	6,108	1,890,793
Fairfax Financial Holdings Ltd.	301	496,740
Generali	8,764	357,257
Great-West Lifeco, Inc.	14,658	686,154
Hannover Rueck SE	2,056	581,975
Hartford Insurance Group, Inc. (The)	5,178	699,341
Helvetia Baloise Holding AG	1,420	359,477
Insurance Australia Group Ltd.	58,770	311,026
Intact Financial Corp.	4,371	795,810
Loews Corp.	5,300	559,521
Marsh & McLennan Cos., Inc.	2,583	486,095
MS&AD Insurance Group Holdings, Inc.	13,400	340,455
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Registered)	1,758	1,067,762
Power Corp. of Canada	9,420	475,064
Progressive Corp. (The)	7,665	1,594,320
QBE Insurance Group Ltd.	33,610	462,001
Sampo OYJ, Class A	52,575	585,806
Sompo Holdings, Inc.	10,600	364,110
Sun Life Financial, Inc.	10,300	649,021
Swiss Re AG	2,453	391,725
Tokio Marine Holdings, Inc.	9,600	355,255
Travelers Cos., Inc. (The)	5,330	1,516,438
Tryg A/S	17,644	428,753
W.R. Berkley Corp.	5,400	370,332
Willis Towers Watson plc	818	259,690
Zurich Insurance Group AG	2,143	1,521,903

		22,252,177

Total Financials		55,857,583

Health Care (8.1%)
Biotechnology (0.7%)
Amgen, Inc.	2,199	751,794
CSL Ltd.	2,201	278,056
Gilead Sciences, Inc.	6,013	853,546

		1,883,396

Health Care Equipment & Supplies (2.2%)
Abbott Laboratories	13,267	1,450,083
Becton Dickinson & Co.	3,000	610,440
Boston Scientific Corp.*	16,292	1,523,791
Hoya Corp.	2,000	334,324
Medtronic plc	9,934	1,022,805
ResMed, Inc.	1,085	280,266
STERIS plc	1,185	311,181
Stryker Corp.	2,001	739,489

		6,272,379

Health Care Providers & Services (1.2%)
Cencora, Inc.	3,170	1,138,728
Fresenius SE & Co. KGaA	5,720	320,093
HCA Healthcare, Inc.	1,807	882,304
McKesson Corp.	1,267	1,053,143

		3,394,268

Health Care Technology (0.2%)
Veeva Systems, Inc., Class A*	2,262	461,267

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	2,904	388,700
Danaher Corp.	1,547	338,623
Mettler-Toledo International, Inc.*	231	317,219
Thermo Fisher Scientific, Inc.	651	376,675

		1,421,217

Pharmaceuticals (3.3%)
Bristol-Myers Squibb Co.	19,327	1,063,951
Eli Lilly & Co.	990	1,026,779
Johnson & Johnson	12,263	2,786,767
Merck & Co., Inc.	4,061	447,806
Novartis AG (Registered)	10,826	1,605,169

See Notes to Portfolio of Investments.

2

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Otsuka Holdings Co. Ltd.	4,600	$274,674
Roche Holding AG	1,660	753,072
Sanofi SA	4,752	446,116
Zoetis, Inc.	5,625	702,113

		9,106,447

Total Health Care		22,538,974

Industrials (14.6%)
Aerospace & Defense (2.8%)
GE Aerospace	3,235	992,466
General Dynamics Corp.	5,125	1,799,336
Howmet Aerospace, Inc.	2,520	524,362
L3Harris Technologies, Inc.	1,095	375,421
Lockheed Martin Corp.	1,904	1,207,555
MTU Aero Engines AG	840	372,887
Northrop Grumman Corp.	894	618,880
RTX Corp.	6,260	1,257,822
Singapore Technologies Engineering Ltd.	69,900	538,495

		7,687,224

Air Freight & Logistics (0.4%)
Expeditors International of Washington, Inc.	4,800	770,592
United Parcel Service, Inc., Class B	3,634	386,003

		1,156,595

Building Products (1.3%)
Allegion plc	5,500	909,645
Daikin Industries Ltd.	2,700	324,241
Geberit AG (Registered)	619	472,107
Johnson Controls International plc	7,430	886,102
Trane Technologies plc	2,751	1,157,015

		3,749,110

Commercial Services & Supplies (1.1%)
Brambles Ltd.	40,979	639,200
Cintas Corp.	6,185	1,183,747
Republic Services, Inc.	3,877	833,904
Secom Co. Ltd.	7,600	277,904

		2,934,755

Construction & Engineering (0.7%)
ACS Actividades de Construccion y Servicios SA	3,575	401,091
EMCOR Group, Inc.	483	348,113
Stantec, Inc.	3,784	374,996
Vinci SA	2,466	354,130
WSP Global, Inc.	2,894	559,459

		2,037,789

Electrical Equipment (0.8%)
ABB Ltd. (Registered)	10,619	915,675
Eaton Corp. plc	3,080	1,082,374
Mitsubishi Electric Corp.	11,700	365,152

		2,363,201

Ground Transportation (0.9%)
Central Japan Railway Co.	22,900	637,311
East Japan Railway Co.	13,700	344,625
Union Pacific Corp.	6,189	1,455,034

		2,436,970

Industrial Conglomerates (0.4%)
Honeywell International, Inc.	5,234	1,190,840

Machinery (3.4%)
Atlas Copco AB, Class A	35,680	736,032
Caterpillar, Inc.	2,584	1,698,618
Cummins, Inc.	883	511,098
Epiroc AB, Class A	13,403	375,720
FANUC Corp.	9,600	388,876
GEA Group AG	9,706	694,903
Illinois Tool Works, Inc.	4,800	1,254,048
Komatsu Ltd.	9,600	367,785
Kone OYJ, Class B	4,544	326,513
Otis Worldwide Corp.	7,848	670,376
Parker-Hannifin Corp.	898	840,384
Pentair plc	5,900	621,683
Snap-on, Inc.	1,600	585,776
Xylem, Inc.	2,510	346,054

		9,417,866

Professional Services (1.8%)
Automatic Data Processing, Inc.	6,030	1,488,325
Broadridge Financial Solutions, Inc.	3,747	738,571
Leidos Holdings, Inc.	2,034	382,962
Paychex, Inc.	4,091	421,905
SGS SA (Registered)	2,993	359,292
Thomson Reuters Corp.	4,474	494,336
Verisk Analytics, Inc.	2,496	542,780
Wolters Kluwer NV	4,833	451,887

		4,880,058

Trading Companies & Distributors (1.0%)
Fastenal Co.	24,884	1,078,970
ITOCHU Corp.	47,500	604,953
Toromont Industries Ltd.	2,937	374,122
W.W. Grainger, Inc.	800	863,952

		2,921,997

Total Industrials		40,776,405

Information Technology (20.0%)
Communications Equipment (1.0%)
Cisco Systems, Inc.	19,733	1,545,488
Motorola Solutions, Inc.	3,398	1,367,831

		2,913,319

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	2,931	422,298
CDW Corp.	1,993	251,895
Murata Manufacturing Co. Ltd.	15,900	322,192
TE Connectivity plc	2,800	623,784

		1,620,169

IT Services (1.1%)
Accenture plc, Class A	6,629	1,747,669
Fujitsu Ltd.	15,600	431,732
International Business Machines Corp.	1,747	535,805
VeriSign, Inc.	1,395	340,701

		3,055,907

Semiconductors & Semiconductor Equipment (7.1%)
Analog Devices, Inc.	1,244	386,735
ASML Holding NV (Registered) (ADR)	310	441,130
Broadcom, Inc.	10,412	3,449,496
KLA Corp.	1,015	1,449,359
NVIDIA Corp.	69,591	13,300,928
QUALCOMM, Inc.	5,299	803,275

		19,830,923

Software (5.2%)
Autodesk, Inc.*	1,948	492,591
Constellation Software, Inc.	238	439,235
Intuit, Inc.	1,590	793,283
Microsoft Corp.	22,512	9,686,688
Palo Alto Networks, Inc.*	1,777	314,476
Roper Technologies, Inc.	1,600	593,968
Salesforce, Inc.	4,811	1,021,327
SAP SE	2,331	471,266
ServiceNow, Inc.*	4,065	475,646
Tyler Technologies, Inc.*	601	222,009

		14,510,489

See Notes to Portfolio of Investments.

3

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Technology Hardware, Storage & Peripherals (5.0%)
Apple, Inc.	46,705	$12,119,013
Dell Technologies, Inc., Class C	2,845	325,582
NetApp, Inc.	2,900	279,415
Seagate Technology Holdings plc	2,705	1,102,802

		13,826,812

Total Information Technology		55,757,619

Materials (3.2%)
Chemicals (2.2%)
Air Liquide SA	1,500	280,821
Corteva, Inc.	4,190	305,032
Ecolab, Inc.	5,697	1,606,497
Givaudan SA (Registered)	154	595,242
Linde plc	5,380	2,458,499
Sherwin-Williams Co. (The)	2,900	1,028,456

		6,274,547

Construction Materials (0.1%)
Heidelberg Materials AG	1,221	334,763

Metals & Mining (0.9%)
Franco-Nevada Corp.	1,300	304,309
Newmont Corp.	8,091	909,024
Wheaton Precious Metals Corp.	8,937	1,177,401

		2,390,734

Total Materials		9,000,044

Real Estate (0.8%)
Real Estate Management & Development (0.2%)
Daito Trust Construction Co. Ltd.	18,000	364,629
Mitsui Fudosan Co. Ltd.	26,500	302,654

		667,283

Residential REITs (0.2%)
AvalonBay Communities, Inc. (REIT)	2,200	390,874

Retail REITs (0.1%)
Realty Income Corp. (REIT)	6,057	370,446

Specialized REITs (0.3%)
American Tower Corp. (REIT)	1,895	339,736
Digital Realty Trust, Inc. (REIT)	1,677	278,298
Equinix, Inc. (REIT)	371	304,565

		922,599

Total Real Estate		2,351,202

Utilities (4.2%)
Electric Utilities (1.8%)
Duke Energy Corp.	6,042	733,197
Enel SpA	64,680	713,630
Eversource Energy	5,043	348,622
Exelon Corp.	8,780	393,168
Hydro One Ltd.(m)	13,760	543,973
Iberdrola SA	47,505	1,065,668
Southern Co. (The)	7,103	634,369
Terna - Rete Elettrica Nazionale	58,178	629,341

		5,061,968

Gas Utilities (0.7%)
AltaGas Ltd.	11,477	346,168
Atmos Energy Corp.	5,688	946,142
Hong Kong & China Gas Co. Ltd.	308,000	290,570
Osaka Gas Co. Ltd.	8,900	333,204

		1,916,084

Multi-Utilities (1.6%)
Consolidated Edison, Inc.	7,600	810,388
E.ON SE	37,794	800,336
National Grid plc	26,197	442,527
Public Service Enterprise Group, Inc.	12,100	996,556
Sempra	10,912	949,453
WEC Energy Group, Inc.	2,790	308,770

		4,308,030

Water Utilities (0.1%)
American Water Works Co., Inc.	2,732	352,783

Total Utilities		11,638,865

Total Common Stocks (98.8%) (Cost $211,679,285)		275,746,866

	Number of Warrants
WARRANTS:
Information Technology (0.0%)
Software (0.0%)
Constellation Software, Inc., expiring 3/31/40(r)* (Cost $—)	100	—

	Number of Shares
SHORT-TERM INVESTMENTS:
Investment Companies (0.8%)
JPMorgan Prime Money Market Fund, IM Shares 3.86% (7 day yield)	2,266,038	$2,266,944

Total Short-Term Investments (0.8%) (Cost $2,266,944)		2,266,944

Total Investments in Securities (99.6%) (Cost $213,946,229)		278,013,810
Other Assets Less Liabilities (0.4%)		984,999

Net Assets (100%)		$278,998,809

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At January 31, 2026, the market value or fair value, as applicable, of these securities amounted to $543,973 or 0.2% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Fair value determined using significant unobservable inputs.

(x)

All or a portion of security is on loan at January 31, 2026, the Portfolio had loaned securities with a total value of $1,218,512. This was collateralized by $1,307,236 of various U.S. Government Treasury Securities, ranging from 0.125% – 4.750%, maturing 5/15/26 – 8/15/55.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

4

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$16,452,145	$3,535,513	$—		$19,987,658
Consumer Discretionary	18,830,365	4,214,807	—		23,045,172
Consumer Staples	22,772,862	7,047,241	—		29,820,103
Energy	3,889,927	1,083,314	—		4,973,241
Financials	40,281,500	15,576,083	—		55,857,583
Health Care	18,527,470	4,011,504	—		22,538,974
Industrials	30,827,626	9,948,779	—		40,776,405
Information Technology	54,532,429	1,225,190	—		55,757,619
Materials	7,789,218	1,210,826	—		9,000,044
Real Estate	1,683,919	667,283	—		2,351,202
Utilities	7,363,589	4,275,276	—		11,638,865
Short-Term Investments
Investment Companies	2,266,944	—	—		2,266,944
Warrants
Information Technology	—	—	—	(a)	—	(a)

Total Assets	$225,217,994	$52,795,816	$—		$278,013,810

Total Liabilities	$—	$—	$—		$—

Total	$225,217,994	$52,795,816	$—		$278,013,810

(a) Value is zero.

As of January 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$67,904,539
Aggregate gross unrealized depreciation	(4,414,536)

Net unrealized appreciation	$63,490,003

Federal income tax cost of investments in securities and derivative instruments, if applicable	$214,523,807

See Notes to Portfolio of Investments.

5

1290 FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2026 (Unaudited)

Note 1 Valuation

The Board of Trustees (the “Board”) of the 1290 Funds (the “Trust”) is primarily responsible for overseeing that appropriate valuation methods are used to price securities and other investments for each series (each, a “Fund” and collectively, the “Funds”) of the Trust. Section 2(a)(41) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires funds to value their portfolio investments using: (i) the market value of their portfolio securities when market quotations are “readily available” and (ii) the investment’s fair value, as determined in good faith by the Board, when a market quotation for a portfolio security is not readily available or if the investment is not a security. Rule 2a-5 under the 1940 Act (“Rule 2a-5”) permits the Board to designate a “valuation designee” to perform the fair value determinations for any and all Fund investments, subject to Board oversight and certain other requirements designed to facilitate the Board’s ability to effectively oversee fair value determinations. Pursuant to Rule 2a-5, the Board designated Equitable Investment Management, LLC, the Trust’s investment adviser (the “Adviser”), as the Funds’ valuation designee. As the Funds’ valuation designee, the Adviser is responsible for determining fair value in good faith for any and all Fund investments. The Adviser has adopted pricing procedures (“Pricing Procedures”) to establish methods for valuing portfolio securities and other investments held by the Trust and its respective Funds, in accordance with Section 2(a)(41) of the 1940 Act and Rule 2a-5. The Board has delegated the responsibility of calculating the net asset values (“NAVs”) of each of the Trust’s Funds and classes pursuant to these Pricing Procedures to the Trust’s administrator, Equitable Investment Management, LLC (the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”), to assist in performing certain duties, including the calculation of the Funds’ NAVs. The valuation designee has established a valuation committee (the “Committee”) with day-to-day responsibility for, among other things, determining when market values for assets held by the Trust are not readily available, determining the fair value of any such asset and making the actual calculation of the fair value of any such asset in accordance with the Pricing Procedures. The Committee is comprised of senior employees from the Adviser.

Due to the inherent uncertainty of the valuation of securities for which market quotations are not readily available, the fair value of such securities may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of each Fund’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Fund’s assets and liabilities carried at fair value as of January 31, 2026, is included in the Portfolio of Investments for each Fund. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level.

Transfers into and transfers out of Level 3, are included in the Level 3 reconciliation following the Portfolio of Investments for each Fund, if any. Transfers between levels may be due to a decline, or an increase, in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available observable market inputs to determine price.

The inputs or methodology used to fair value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to fair value Level 3 securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors and Sub-Advisers for fair valued securities. For example, with respect to model driven prices, the Committee could receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes provided by a Sub-Adviser or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Committee may perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Fund’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

Events or circumstances affecting the values of Fund securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of a NAV for each applicable Fund when the Committee deems that the particular event or circumstance would materially affect such Fund’s NAV.

1290 FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2026 (Unaudited)

Accounting for Derivative Instruments:

Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Funds may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments because the Funds account for their derivatives at fair value and record any changes in fair value in current period earnings. All open derivative positions at period end are reflected on each respective Fund’s Portfolio of Investments.

For more information on each Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to a Fund’s most recent semi-annual or annual report.